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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

Evergreen International Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for six of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund, for the six months ended April 30, 2010. These series have October 31 fiscal year end.

Date of reporting period: April 30, 2010

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Emerging Markets Growth Fund for the six-month period that ended April 30, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

In the United States, employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level

1

LETTER TO SHAREHOLDERS continued

since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

The tension between macro-economic forces, cyclical factors, and structural imbalances made for an interesting, if challenging, investing environment. Our current view is that we must be wary of the ongoing, largely unaddressed structural imbalances in the West, while cautiously embracing the strong cyclical upturn in Asia. It remains true that the U.S. economy was propped up by government borrowing during most of the period, which merely offset massive deleveraging at the household and corporate level. Renewed weakness in Western and Eastern Europe is a current concern, and negative surprises presently remain possible in the coming months. Sovereign debt crises in Dubai and Greece may not be the only ones investors will contend with in the next few years. Asia, on the other hand, currently looks healthier. With strong balance sheets and growing economies, that area inspires optimism that good investment opportunities may emerge.

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap, and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

2

LETTER TO SHAREHOLDERS continued

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting or an adjournment meeting to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Jerry Zhang, PhD, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

6-month return with sales charge	6.49%	7.58%	11.53%	N/A

6-month return w/o sales charge	13.01%	12.58%	12.53%	13.13%

Average annual return*

1-year with sales charge	43.50%	46.08%	50.09%	N/A

1-year w/o sales charge	52.26%	51.08%	51.09%	52.58%

5-year	18.20%	18.57%	18.75%	19.95%

10-year	11.52%	11.56%	11.37%	12.50%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the MSCI Emerging Markets Index (Gross) (MSCI EM (G)) and the Consumer Price Index (CPI).

The MSCI EM (G) is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,130.08	$10.19
Class B	$1,000.00	$1,125.76	$14.13
Class C	$1,000.00	$1,125.25	$14.12
Class I	$1,000.00	$1,131.27	$8.88
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,015.22	$9.64
Class B	$1,000.00	$1,011.50	$13.37
Class C	$1,000.00	$1,011.50	$13.37
Class I	$1,000.00	$1,016.46	$8.40

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.93% for Class A, 2.68% for Class B, 2.68% for Class C and 1.68% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.99	$12.90	$30.53	$21.97	$16.48	$12.60

Income from investment operations
Net investment income (loss)	(0.03)	0.04	0.16	0.19	0.14 [1]	0.11 [1]
Net realized and unrealized gains or losses on Investments	2.24	5.98	(14.22)	12.04	7.01	3.77

Total from investment operations	2.21	6.02	(14.06)	12.23	7.15	3.88

Distributions to shareholders from
Net investment income	0	(0.12)	(0.15)	(0.17)	(0.13)	0
Net realized gains	0	(1.81)	(3.42)	(3.50)	(1.53)	0

Total distributions to shareholders	0	(1.93)	(3.57)	(3.67)	(1.66)	0

Net asset value, end of period	$19.20	$16.99	$12.90	$30.53	$21.97	$16.48

Total return[2]	13.01%	57.88%	(51.64)%	63.88%	47.34%	30.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$528,869	$357,354	$128,714	$305,698	$102,687	$37,108
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.93%[3]	2.03%	1.84%	1.87%	2.02%	1.96%
Expenses excluding waivers/reimbursements and expense reductions	1.93%[3]	2.04%	1.88%	1.90%	2.06%	2.05%
Net investment income (loss)	(0.32)%[3]	0.29%	0.69%	0.72%	0.72%	0.73%
Portfolio turnover rate	3%	23%	39%	58%	96%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.87	$11.51	$27.69	$20.34	$15.38	$11.84

Income from investment operations
Net investment income (loss)	(0.11)	(0.03)	(0.01)	(0.01)[1]	0.01 [1]	0.01 [1]
Net realized and unrealized gains or losses on investments	1.98	5.20	(12.74)	11.00	6.51	3.53

Total from investment operations	1.87	5.17	(12.75)	10.99	6.52	3.54

Distributions to shareholders from
Net investment income	0	0	(0.01)	(0.14)	(0.03)	0
Net realized gains	0	(1.81)	(3.42)	(3.50)	(1.53)	0

Total distributions to shareholders	0	(1.81)	(3.43)	(3.64)	(1.56)	0

Net asset value, end of period	$16.74	$14.87	$11.51	$27.69	$20.34	$15.38

Total return[2]	12.58%	56.75%	(51.99)%	62.68%	46.29%	29.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,135	$25,499	$17,949	$42,477	$18,243	$6,810
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.68%[3]	2.79%	2.59%	2.60%	2.72%	2.66%
Expenses excluding waivers/reimbursements and expense reductions	2.68%[3]	2.80%	2.61%	2.61%	2.76%	2.75%
Net investment income (loss)	(1.13)%[3]	(0.43)%	(0.08)%	(0.05)%	0.06%	0.08%
Portfolio turnover rate	3%	23%	39%	58%	96%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.77	$11.44	$27.57	$20.27	$15.35	$11.82

Income from investment operations
Net investment income (loss)	(0.09)[1]	(0.05)[1]	(0.02)	0 [1]	0.01 [1]	0 [1]
Net realized and unrealized gains or losses on investments	1.94	5.19	(12.66)	10.94	6.49	3.53

Total from investment operations	1.85	5.14	(12.68)	10.94	6.50	3.53

Distributions to shareholders from
Net investment income	0	0	(0.03)	(0.14)	(0.05)	0
Net realized gains	0	(1.81)	(3.42)	(3.50)	(1.53)	0

Total distributions to shareholders	0	(1.81)	(3.45)	(3.64)	(1.58)	0

Net asset value, end of period	$16.62	$14.77	$11.44	$27.57	$20.27	$15.35

Total return[2]	12.53%	56.84%	(52.01)%	62.64%	46.29%	29.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$158,489	$121,216	$56,839	$134,342	$44,439	$10,283
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.68%[3]	2.78%	2.59%	2.59%	2.72%	2.66%
Expenses excluding waivers/reimbursements and expense reductions	2.68%[3]	2.79%	2.61%	2.60%	2.76%	2.75%
Net investment income (loss)	(1.09)%[3]	(0.46)%	(0.07)%	0.01%	0.04%	0.03%
Portfolio turnover rate	3%	23%	39%	58%	96%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.75	$13.42	$31.59	$22.59	$16.90	$12.90

Income from investment operations
Net investment income (loss)	(0.01)[1]	0.08	0.22	0.20	0.19	0.17 [1]
Net realized and unrealized gains or losses on investments	2.34	6.25	(14.77)	12.48	7.22	3.84

Total from investment operations	2.33	6.33	(14.55)	12.68	7.41	4.01

Distributions to shareholders from
Net investment income	0	(0.19)	(0.20)	(0.18)	(0.19)	(0.01)
Net realized gains	0	(1.81)	(3.42)	(3.50)	(1.53)	0

Total distributions to shareholders	0	(2.00)	(3.62)	(3.68)	(1.72)	(0.01)

Net asset value, end of period	$20.08	$17.75	$13.42	$31.59	$22.59	$16.90

Total return	13.13%	58.34%	(51.51)%	64.23%	47.81%	31.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$251,571	$178,856	$141,996	$364,958	$313,391	$324,654
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%[2]	1.79%	1.59%	1.61%	1.71%	1.66%
Expenses excluding waivers/reimbursements and expense reductions	1.68%[2]	1.80%	1.61%	1.62%	1.75%	1.75%
Net investment income (loss)	(0.09)%[2]	0.54%	0.89%	0.84%	0.95%	1.08%
Portfolio turnover rate	3%	23%	39%	58%	96%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 89.4%
CONSUMER DISCRETIONARY 9.0%
Automobiles 0.5%
Astra International	Indonesia	1,000,000	$5,170,489

Diversified Consumer Services 1.1%
New Oriental Education & Technology Group, Inc., ADR * ρ	Cayman Islands	118,100	11,050,617

Hotels, Restaurants & Leisure 1.7%
Genting Berhad	Malaysia	3,458,500	7,500,551
Resorts World Berhad	Malaysia	6,573,800	5,927,284
Shangri-La Asia, Ltd. ρ	Bermuda	1,422,000	2,749,416

			16,177,251

Household Durables 0.6%
Brascan Residential Properties	Brazil	1,233,956	5,544,195

Media 2.8%
Astro All Asia Networks plc	United Kingdom	2,311,500	3,067,748
Grupo Televisa SA de CV, ADR	Mexico	1,140,100	23,691,278

			26,759,026

Multiline Retail 1.9%
Lojas Americanas SA	Brazil	1,543,700	11,482,837
Lojas Renner SA	Brazil	274,300	6,787,080

			18,269,917

Textiles, Apparel & Luxury Goods 0.4%
Texwinca Holdings, Inc.	Bermuda	3,350,000	3,589,453

CONSUMER STAPLES 10.8%
Beverages 4.4%
Anadolu Efes Biracilik ve Malt Sanayi AS	Turkey	650,000	8,073,726
Companhia de Bebidas das Americas, ADR	Brazil	55,000	5,379,000
Fomento Economico Mexicano SAB de CV, Ser. B, ADR	Mexico	146,200	6,919,646
Lotte Chilsung Beverage Co., Ltd.	South Korea	6,000	4,637,057
Thai Beverage plc + ρ	Thailand	40,000,000	8,281,515
Tsingtao Brewery Co., Ltd.	China	1,834,000	9,035,650

			42,326,594

Food & Staples Retailing 0.7%
CP All PCL *	Thailand	8,313,200	7,130,005

Food Products 2.4%
Astra Argo Lestari	Indonesia	1,568,500	3,813,199
Lotte Confectionery Co., Ltd.	South Korea	6,700	7,406,999
Tiger Brands, Ltd.	South Africa	310,000	7,895,334
Universal Robina Corp.	Philippines	7,500,000	4,264,836

			23,380,368

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.6%
Hindustan Unilever, Ltd.	India	1,000,000	$5,356,423

Tobacco 2.7%
Gudang Garam	Indonesia	3,000,000	9,125,517
KT&G Corp.	South Korea	330,000	16,642,788

			25,768,305

ENERGY 11.2%
Oil, Gas & Consumable Fuels 11.2%
CNOOC, Ltd., ADR	Hong Kong	45,000	7,916,400
Gazprom OAO, ADR *	Russia	600,000	13,928,625
OAO LUKOIL, ADR	Russia	172,000	9,812,220
Oil & Natural Gas Corp., Ltd.	India	180,000	4,256,227
PetroChina Co., Ltd., ADR ρ	China	82,500	9,498,225
Petroleo Brasileiro SA, ADR	Brazil	210,000	7,967,400
Petroleo Brasileiro SA, ADR – Frankfurt Exchange ρ	Brazil	480,000	20,366,400
PTT Exploration & Production plc	Thailand	1,050,000	4,932,777
PTT Public Co.	Thailand	800,000	6,354,504
Reliance Industries, Ltd., GDR 144A	India	16,000	740,380
Reliance Industries, Ltd., GDR	India	134,000	6,200,682
Sasol, Ltd., ADR	South Africa	395,000	16,056,750

			108,030,590

FINANCIALS 12.0%
Commercial Banks 8.7%
Banco Bradesco SA, ADR	Brazil	576,250	10,729,775
Banco do Brasil SA	Brazil	455,000	7,850,108
Bangkok Bank	Thailand	1,250,000	4,618,864
Bank Hapoalim, Ltd. *	Israel	1,200,000	4,822,218
First Financial Holding Co., Ltd.	Taiwan	13,894,584	7,616,731
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	996,036	4,004,449
ICICI Bank, Ltd., ADR	India	292,100	12,420,092
KB Financial Group, Inc.	South Korea	56,779	2,745,013
KB Financial Group, Inc., ADS	South Korea	190,098	9,276,782
Metropolitan Bank & Trust Co.	Philippines	2,100,000	2,493,884
Sberbank	Russia	3,953,000	10,643,322
Shinhan Financial Group Corp., Ltd.	South Korea	49,955	2,110,310
Standard Bank Group, Ltd.	South Africa	291,911	4,525,293

			83,856,841

Diversified Financial Services 1.5%
Ayala Corp.	Philippines	403,243	3,052,337
Yuanta Financial Holding Co., Ltd.	Taiwan	19,640,500	11,665,818

			14,718,155

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 0.9%
Cathay Financial Holding Co., Ltd. *	Taiwan	5,530,343	$8,812,124

Real Estate Management & Development 0.9%
IRSA Inversiones y Representaciones SA, GDR	Argentina	205,000	2,605,550
KLCC Property Holdings	Malaysia	3,387,900	3,420,165
Sao Carlos Empreendimentos E. Participacoes SA +	Brazil	258,900	2,706,293

			8,732,008

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	5,873,000

INDUSTRIALS 6.1%
Air Freight & Logistics 0.6%
Sinotrans, Ltd.	China	25,948,000	6,170,114

Commercial Services & Supplies 0.6%
104 Corp. +	Taiwan	1,455,000	5,423,281

Industrial Conglomerates 1.8%
Far Eastern Textile, Ltd.	Taiwan	8,173,783	8,844,765
Sime Darby Berhad	Malaysia	2,386,237	6,515,334
SM Investments Corp.	Philippines	218,216	1,942,113

			17,302,212

Machinery 0.3%
First Tractor Co., Ltd.	China	4,500,000	3,127,877

Professional Services 0.9%
51 Job, Inc., ADR * +	Cayman Islands	439,604	8,862,417

Transportation Infrastructure 1.9%
Companhia Concessoes Rodoviarias	Brazil	260,000	6,018,927
Dalian Port (PDA) Co., Ltd. ρ	China	2,000,000	923,175
Sichuan Expressway Co., Ltd. ρ	China	20,200,000	11,600,409

			18,542,511

INFORMATION TECHNOLOGY 12.7%
Computers & Peripherals 0.8%
ASUSTeK Computer, Inc.	Taiwan	2,714,800	5,210,580
Avermedia Technologies, Inc.	Taiwan	1,576,887	2,298,010

			7,508,590

Electronic Equipment, Instruments & Components 0.6%
Hon Hai Precision Industry Co., Ltd.	Taiwan	245,432	1,146,403
Johnson Electrical Holdings, Inc. * ρ	Bermuda	8,000,000	4,544,604

			5,691,007

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 3.3%
KTHitel Co., Ltd. *	South Korea	250,000	$1,799,191
SINA Corp. * ρ	Cayman Islands	835,100	30,648,170

			32,447,361

IT Services 1.3%
Infosys Technologies, Ltd., ADR	India	110,000	6,586,800
Redecard SA	Brazil	383,500	6,331,914

			12,918,714

Semiconductors & Semiconductor Equipment 6.7%
MediaTek, Inc.	Taiwan	200,379	3,371,193
Realtek Semiconductor Corp.	Taiwan	1,352,824	3,651,261
Samsung Electronics Co., Ltd.	South Korea	34,500	26,092,924
Siliconware Precision Industries Co., Ltd.	Taiwan	3,000,000	3,665,152
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,068,224	5,984,481
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	1,275,675	13,509,398
United Microelectronics Corp. *	Taiwan	16,077,092	8,085,510

			64,359,919

MATERIALS 9.4%
Chemicals 1.0%
ICL-Israel Chemicals, Ltd.	Israel	800,000	9,564,518

Construction Materials 2.1%
Cemex SA de CV, ADR *	Mexico	910,000	10,810,800
Pretoria Portland Cement Co., Ltd.	South Africa	930,724	4,172,146
Ultratech Cement, Ltd.	India	250,000	5,495,639

			20,478,585

Metals & Mining 6.3%
African Barrick Gold, Ltd. *	United Kingdom	566,700	5,141,784
Anglo Platinum, Ltd. *	South Africa	81,026	8,865,055
AngloGold Ashanti, Ltd., ADR	South Africa	244,100	10,218,026
Compania de Minas Buenaventura SA, ADR	Peru	220,000	7,235,800
Gold Fields, Ltd., ADR	South Africa	510,000	6,854,400
Impala Platinum Holdings, Ltd.	South Africa	319,904	9,010,318
Vale SA, ADR ρ	Brazil	424,236	12,994,349

			60,319,732

TELECOMMUNICATION SERVICES 17.3%
Diversified Telecommunication Services 4.2%
China Telecom Corp., Ltd. ρ	China	19,004,000	8,682,991
China Unicom, Ltd. ρ	Hong Kong	1,734,199	2,160,757
Chunghwa Telecom Co., Ltd., ADR	Taiwan	128,618	2,510,624
KT Corp., ADR	South Korea	786,500	17,774,900

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
PT Telekomunikasi Indonesia, ADR	Indonesia	138,164	$4,797,054
Telekomunikacja Polska SA	Poland	900,000	4,906,910

			40,833,236

Wireless Telecommunication Services 13.1%
America Movil SA de CV, Ser. L, ADR	Mexico	270,000	13,899,600
Bharti Airtel, Ltd.	India	1,388,949	9,390,136
China Mobile, Ltd.	Hong Kong	950,000	9,301,556
China Mobile, Ltd., ADR	Hong Kong	623,900	30,508,710
Idea Cellular, Ltd. *	India	3,000,000	4,116,372
Mobile TeleSystems, ADR	Russia	210,000	11,602,500
MTN Group, Ltd.	South Africa	929,932	13,690,052
SK Telecom Co., Ltd.	South Korea	13,720	2,117,230
SK Telecom Co., Ltd., ADR	South Korea	531,119	9,831,013
Tim Participacoes SA *	Brazil	1,835,363	6,440,796
Turkcell Iletisim Hizmetleri AS, ADR ρ	Turkey	960,500	15,531,285

			126,429,250

UTILITIES 0.3%
Electric Utilities 0.3%
Korea Electric Power Corp. *	South Korea	106,000	3,228,238

Total Common Stocks (cost $678,591,741)			863,752,923

PREFERRED STOCKS 3.2%
FINANCIALS 0.5%
Commercial Banks 0.5%
Banco Estado Rio Grande Sul, Class B, 4.49%	Brazil	620,000	4,779,520

INDUSTRIALS 1.2%
Road & Rail 1.2%
All America Latina Logistica, Var. Rate Pfd.	Brazil	1,321,370	12,025,930

MATERIALS 0.9%
Metals & Mining 0.9%
Vale SA, ADR, 2.15% ρ	Brazil	310,000	8,342,100

UTILITIES 0.6%
Electric Utilities 0.6%
Eletrobras SA, Class B, 6.91%	Brazil	350,000	6,080,828

Total Preferred Stocks (cost $17,710,447)			31,228,378

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 15.6%
MUTUAL FUND SHARES 15.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	56,503,372	$56,503,372
State Street Navigator Securities Lending Prime Portfolio, 0.23% § ρρ	United States	93,711,020	93,711,020

Total Short-Term Investments (cost $150,214,392)			150,214,392

Total Investments (cost $846,516,580) 108.2%			1,045,195,693
Other Assets and Liabilities (8.2%)			(79,132,213)

Net Assets 100.0%			$966,063,480

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2010:

Brazil	15.8%
South Korea	11.6%
Taiwan	10.3%
South Africa	9.1%
Mexico	6.6%
India	6.1%
Cayman Islands	5.6%
Hong Kong	5.6%
China	5.5%
Russia	5.1%
Thailand	3.5%
Turkey	2.6%
Malaysia	2.6%
Indonesia	2.6%
Israel	2.3%
Philippines	1.3%
Bermuda	1.2%
United Kingdom	0.9%
Peru	0.8%
Poland	0.6%
Argentina	0.3%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2010:

Telecommunication Services	18.7%
Information Technology	13.7%
Financials	13.5%
Energy	12.1%
Consumer Staples	11.6%
Materials	11.0%
Consumer Discretionary	9.7%
Industrials	8.0%
Utilities	1.0%
Health Care	0.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $790,013,208) including $90,596,286 of securities loaned	$988,692,321
Investments in affiliated issuers, at value (cost $56,503,372)	56,503,372

Total investments	1,045,195,693
Foreign currency, at value (cost $10,206,088)	10,122,444
Receivable for securities sold	605,136
Receivable for Fund shares sold	5,590,158
Dividends receivable	1,218,121
Receivable for securities lending income	6,431
Prepaid expenses and other assets	95,746

Total assets	1,062,833,729

Liabilities
Payable for securities purchased	1,371,345
Payable for Fund shares redeemed	1,475,462
Payable for securities on loan	93,711,020
Advisory fee payable	89,362
Distribution Plan expenses payable	26,145
Due to other related parties	8,422
Accrued expenses and other liabilities	88,493

Total liabilities	96,770,249

Net assets	$966,063,480

Net assets represented by
Paid-in capital	$797,181,512
Undistributed net investment loss	(1,747,549)
Accumulated net realized losses on investments	(27,968,086)
Net unrealized gains on investments	198,597,603

Total net assets	$966,063,480

Net assets consists of
Class A	$528,868,997
Class B	27,135,177
Class C	158,488,717
Class I	251,570,589

Total net assets	$966,063,480

Shares outstanding (unlimited number of shares authorized)
Class A	27,548,339
Class B	1,620,720
Class C	9,536,808
Class I	12,531,043

Net asset value per share
Class A	$19.20
Class A — Offering price (based on sales charge of 5.75%)	$20.37
Class B	$16.74
Class C	$16.62
Class I	$20.08

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $545,138)	$6,695,401
Securities lending	29,696
Income from affiliated issuers	10,443

Total investment income	6,735,540

Expenses
Advisory fee	4,813,725
Distribution Plan expenses
Class A	561,092
Class B	135,035
Class C	715,739
Administrative services fee	421,537
Transfer agent fees	1,204,200
Trustees’ fees and expenses	9,425
Printing and postage expenses	72,715
Custodian and accounting fees	446,960
Registration and filing fees	62,689
Professional fees	31,747
Other	8,408

Total expenses	8,483,272
Less: Expense reductions	(89)

Net expenses	8,483,183

Net investment loss	(1,747,643)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities in unaffiliated issuers	5,914,858
Foreign currency related transactions	29,622

Net realized gains on investments	5,944,480

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	89,233,088
Foreign currency related transactions	80,351

Net change in unrealized gains or losses on investments	89,313,439

Net realized and unrealized gains or losses on investments	95,257,919

Net increase in net assets resulting from operations	$93,510,276

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment income (loss)		$(1,747,643)		$888,022
Net realized gains or losses on investments		5,944,480		(33,541,338)
Net change in unrealized gains or losses on investments		89,313,439		227,876,204

Net increase in net assets resulting from operations		93,510,276		195,222,888

Distributions to shareholders from
Net investment income
Class A		0		(1,324,455)
Class I		0		(1,947,174)
Net realized gains
Class A		0		(17,781,194)
Class B		0		(2,809,336)
Class C		0		(8,714,154)
Class I		0		(17,632,361)

Total distributions to shareholders		0		(50,208,674)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	10,184,143	189,503,749	15,363,329	216,862,804
Class B	64,440	1,052,340	439,351	5,140,419
Class C	2,284,066	36,911,990	4,491,864	55,872,072
Class I	4,471,762	87,012,969	3,526,982	51,335,755

		314,481,048		329,211,050

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	1,642,029	16,019,756
Class B	0	0	282,313	2,385,546
Class C	0	0	714,006	5,990,514
Class I	0	0	969,183	9,923,780

		0		34,319,596

Automatic conversion of Class B shares to Class A shares
Class A	5,142	94,024	49,859	704,547
Class B	(5,880)	(94,024)	(56,772)	(704,547)

		0		0

Payment for shares redeemed
Class A	(3,670,186)	(67,925,229)	(6,004,819)	(78,905,606)
Class B	(152,191)	(2,467,504)	(510,319)	(5,616,705)
Class C	(956,839)	(15,281,551)	(1,963,424)	(21,795,605)
Class I	(2,017,875)	(39,178,444)	(4,998,805)	(64,801,187)

		(124,852,728)		(171,119,103)

Net increase in net assets resulting from capital share transactions		189,628,320		192,411,543

Total increase in net assets		283,138,596		337,425,757

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Net assets
Beginning of period	$682,924,884	$345,499,127

End of period	$966,063,480	$682,924,884

Undistributed net investment income (loss)	$(1,747,549)	$94

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 1.14% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2010, WFFD and/or EIS received $81,491 from the sale of Class A shares and $2,244, $32,858 and $22,058 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $204,608,515 and $24,629,883, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$451,865,989	$411,886,934	$0	$863,752,923
Preferred stocks	31,228,378	0	0	31,228,378
Short-term investments	150,214,392	0	0	150,214,392

	$633,308,759	$411,886,934	$0	$1,045,195,693

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended April 30, 2010, the Fund loaned securities to certain brokers. At April 30, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $90,596,286 and $93,711,020, respectively.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $849,712,075. The gross unrealized appreciation and depreciation on securities based on tax cost was $213,094,717 and $17,611,099, respectively, with a net unrealized appreciation of $195,483,618.

As of October 31, 2009, the Fund had $30,717,071, in capital loss carryovers for federal income tax purposes expiring in 2017.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Emerging Markets Equity Fund, which will be a series of Wells Fargo Fund Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Emerging Markets Equity Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

123668 566673 rv7 06/2010

Evergreen Global Large Cap Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Global Large Cap Equity Fund for the six-month period that ended April 30, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

In the United States, employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level

1

LETTER TO SHAREHOLDERS continued

since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

The tension between macro-economic forces, cyclical factors, and structural imbalances made for an interesting, if challenging, investing environment. Our current view is that we must be wary of the ongoing, largely unaddressed structural imbalances in the West, while cautiously embracing the strong cyclical upturn in Asia. It remains true that the U.S. economy was propped up by government borrowing during most of the period, which merely offset massive deleveraging at the household and corporate level. Renewed weakness in Western and Eastern Europe is a current concern, and negative surprises presently remain possible in the coming months. Sovereign debt crises in Dubai and Greece may not be the only ones investors will contend with in the next few years. Asia, on the other hand, currently looks healthier. With strong balance sheets and growing economies, that area inspires optimism that good investment opportunities may emerge.

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap, and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

2

LETTER TO SHAREHOLDERS continued

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting or an adjournment meeting to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

6-month return with sales charge	4.72%	5.65%	9.63%	N/A

6-month return w/o sales charge	11.11%	10.65%	10.63%	11.22%

Average annual return*

1-year with sales charge	30.70%	32.58%	36.60%	N/A

1-year w/o sales charge	38.68%	37.58%	37.60%	39.03%

5-year	1.67%	1.82%	2.14%	3.15%

10-year	-1.12%	-1.11%	-1.26%	-0.27%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Morgan Stanley Capital International World Free Index (Net) (MSCI World Free (N)) and the Consumer Price Index (CPI).

The MSCI World Free (N) is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

All data is as of April 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,111.09	$ 8.43
Class B	$1,000.00	$1,106.53	$12.33
Class C	$1,000.00	$1,106.26	$12.32
Class I	$1,000.00	$1,112.22	$ 7.12
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.81	$ 8.05
Class B	$1,000.00	$1,013.09	$11.78
Class C	$1,000.00	$1,013.09	$11.78
Class I	$1,000.00	$1,018.05	$ 6.80

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.61% for Class A, 2.36% for Class B, 2.36% for Class C and 1.36% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS A	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.57	$10.44	$21.46	$19.18	$16.07	$14.31

Income from investment operations
Net investment income	0.42 [1]	0.16 [1]	0.21	0.19 [1]	0.13 [1]	0.08 [1]
Net realized and unrealized gains or losses on investments	0.85	1.43	(8.15)	3.57	3.10	1.68

Total from investment operations	1.27	1.59	(7.94)	3.76	3.23	1.76

Distributions to shareholders from
Net investment income	(0.18)	(0.19)	(0.21)	(0.13)	(0.12)	0
Net realized gains	0	(0.27)	(2.87)	(1.35)	0	0

Total distributions to shareholders	(0.18)	(0.46)	(3.08)	(1.48)	(0.12)	0

Net asset value, end of period	$12.66	$11.57	$10.44	$21.46	$19.18	$16.07

Total return[2]	11.11%	16.38%	(42.61)%	20.89%	20.23%	12.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,135	$54,794	$53,600	$110,031	$100,122	$95,782
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.61%	1.61%	1.64%	1.83%	1.84%
Expenses excluding waivers/reimbursements and expense reductions	1.98%[3]	2.10%	1.85%	1.82%	1.92%	1.96%
Net investment income	6.95%[3,4]	1.67%	1.45%	0.97%	0.73%	0.54%
Portfolio turnover rate	29%	25%	25%	43%	43%	53%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Includes the impact of litigation proceeds relating to securities which represents 6.12% of average net assets

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS B	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.73	$9.60	$19.91	$17.90	$14.99	$13.44

Income from investment operations
Net investment income (loss)	0.35 [1]	0.09 [1]	0.09 [1]	0.04 [1]	0 [1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	0.79	1.33	(7.53)	3.32	2.91	1.57

Total from investment operations	1.14	1.42	(7.44)	3.36	2.91	1.55

Distributions to shareholders from
Net investment income	(0.07)	(0.02)	0	0	0	0
Net realized gains	0	(0.27)	(2.87)	(1.35)	0	0

Total distributions to shareholders	(0.07)	(0.29)	(2.87)	(1.35)	0	0

Net asset value, end of period	$11.80	$10.73	$9.60	$19.91	$17.90	$14.99

Total return[2]	10.65%	15.61%	(43.06)%	20.00%	19.41%	11.53%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,240	$2,285	$3,038	$9,384	$16,703	$24,803
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.36%[3]	2.36%	2.36%	2.36%	2.53%	2.54%
Expenses excluding waivers/reimbursements and expense reductions	2.73%[3]	2.85%	2.58%	2.52%	2.62%	2.66%
Net investment income (loss)	6.14%[3,4]	1.00%	0.64%	0.23%	(0.01)%	(0.16)%
Portfolio turnover rate	29%	25%	25%	43%	43%	53%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Includes the impact of litigation proceeds relating to securities which represents 6.06% of average net assets

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS C	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.61	$9.54	$19.87	$17.86	$14.96	$13.42

Income from investment operations
Net investment income (loss)	0.34 [1]	0.08 [1]	0.10	0.05 [1]	0 [1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	0.78	1.32	(7.49)	3.31	2.90	1.56

Total from investment operations	1.12	1.40	(7.39)	3.36	2.90	1.54

Distributions to shareholders from
Net investment income	(0.09)	(0.06)	(0.07)	0	0	0
Net realized gains	0	(0.27)	(2.87)	(1.35)	0	0

Total distributions to shareholders	(0.09)	(0.33)	(2.94)	(1.35)	0	0

Net asset value, end of period	$11.64	$10.61	$9.54	$19.87	$17.86	$14.96

Total return[2]	10.63%	15.63%	(43.05)%	20.04%	19.39%	11.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,427	$8,134	$8,478	$17,676	$17,484	$19,125
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.36%[3]	2.36%	2.36%	2.36%	2.53%	2.54%
Expenses excluding waivers/reimbursements and expense reductions	2.73%[3]	2.85%	2.58%	2.52%	2.62%	2.66%
Net investment income (loss)	6.19%[3,4]	0.93%	0.69%	0.25%	0.01%	(0.16)%
Portfolio turnover rate	29%	25%	25%	43%	43%	53%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Includes the impact of litigation proceeds relating to securities which represents 6.10% of average net assets

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS I	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.95	$10.78	$22.09	$19.70	$16.51	$14.66

Income from investment operations
Net investment income	0.45 [1]	0.19 [1]	0.27 [1]	0.26 [1]	0.18 [1]	0.13 [1]
Net realized and unrealized gains or losses on investments	0.88	1.49	(8.44)	3.67	3.19	1.72

Total from investment operations	1.33	1.68	(8.17)	3.93	3.37	1.85

Distributions to shareholders from
Net investment income	(0.22)	(0.24)	(0.27)	(0.19)	(0.18)	0
Net realized gains	0	(0.27)	(2.87)	(1.35)	0	0

Total distributions to shareholders	(0.22)	(0.51)	(3.14)	(1.54)	(0.18)	0

Net asset value, end of period	$13.06	$11.95	$10.78	$22.09	$19.70	$16.51

Total return	11.22%	16.69%	(42.49)%	21.26%	20.57%	12.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,147	$1,099	$1,097	$2,897	$3,112	$3,424
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[2]	1.36%	1.36%	1.36%	1.53%	1.54%
Expenses excluding waivers/reimbursements and expense reductions	1.73%[2]	1.85%	1.58%	1.52%	1.62%	1.66%
Net investment income	7.23%[2,3]	1.90%	1.66%	1.27%	1.02%	0.83%
Portfolio turnover rate	29%	25%	25%	43%	43%	53%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized
3	Includes the impact of litigation proceeds relating to securities which represents 6.15% of average net assets

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 9.6%
Auto Components 0.3%
Aisin Seiki Co., Ltd.	Japan	3,900	$117,456
Sumitomo Rubber Industries., Ltd.	Japan	11,000	98,506

			215,962

Automobiles 1.3%
Ford Motor Co. * ρ	United States	20,810	270,946
Nissan Motor Co., Ltd. * ρ	Japan	34,000	297,799
Toyota Motor Corp.	Japan	7,800	301,238

			869,983

Diversified Consumer Services 0.1%
DeVry, Inc.	United States	1,234	76,989

Hotels, Restaurants & Leisure 0.9%
Carnival Corp. *	Panama	2,942	122,681
Darden Restaurants, Inc.	United States	1,817	81,311
McDonald’s Corp.	United States	1,811	127,839
OPAP SA	Greece	4,948	100,550
Tabcorp Holdings, Ltd.	Australia	31,730	200,423

			632,804

Household Durables 0.6%
Makita Corp.	Japan	4,500	139,518
Whirlpool Corp. ρ	United States	2,869	312,348

			451,866

Media 2.2%
Comcast Corp., Class A	United States	11,647	229,912
Gannett Co., Inc.	United States	7,152	122,373
John Fairfax Holdings, Ltd.	Australia	90,722	142,989
Jupiter Telecommunications Co., Ltd.	Japan	99	99,924
Time Warner, Inc.	United States	8,778	290,376
Viacom, Inc., Class B *	United States	5,964	210,708
Vivendi SA	France	15,971	420,351

			1,516,633

Multiline Retail 1.6%
Big Lots, Inc. *	United States	4,455	170,181
Dollar Tree, Inc. *	United States	3,495	212,216
Home Retail Group plc	United Kingdom	44,342	186,806
Macy’s, Inc.	United States	10,423	241,814
Target Corp.	United States	4,992	283,895

			1,094,912

Specialty Retail 1.3%
Aoyama Trading Co., Ltd.	Japan	12,000	209,257
AutoZone, Inc. *	United States	1,255	232,188

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Best Buy Co., Inc.	United States	5,733	$261,425
Ross Stores, Inc. ρ	United States	2,954	165,424

			868,294

Textiles, Apparel & Luxury Goods 1.3%
Christian Dior SA	France	1,816	192,112
Coach, Inc.	United States	3,857	161,030
Compagnie Financiere Richemont SA	Switzerland	2,919	107,908
Nike, Inc., Class B	United States	3,224	244,734
Yue Yuen Industrial Holdings, Ltd.	Bermuda	61,000	211,780

			917,564

CONSUMER STAPLES 9.2%
Beverages 0.8%
Asahi Breweries, Ltd.	Japan	8,000	144,008
Coca-Cola Co.	United States	3,034	162,167
Dr. Pepper Snapple Group, Inc.	United States	4,510	147,612
PepsiCo, Inc.	United States	1,096	71,481

			525,268

Food & Staples Retailing 2.7%
Aeon Co., Ltd.	Japan	19,000	218,599
Alimentation Couche Tard, Inc., Class B	Canada	9,500	177,225
CVS Caremark Corp.	United States	9,076	335,177
Koninklijke Ahold NV	Netherlands	18,740	257,298
Kroger Co.	United States	11,770	261,647
Wal-Mart Stores, Inc.	United States	11,374	610,215

			1,860,161

Food Products 3.1%
Ajinomoto Co., Inc.	Japan	13,000	122,070
Archer Daniels Midland Co.	United States	10,266	286,832
Associated British Foods plc	United Kingdom	8,758	134,697
ConAgra Foods, Inc.	United States	9,355	228,917
Goodman Fielder, Ltd.	Australia	69,811	93,871
Nestle SA	Switzerland	10,351	505,175
Parmalat SpA	Italy	79,944	210,169
Sara Lee Corp.	United States	7,657	108,883
Suedzucker AG	Germany	8,011	162,196
Tyson Foods, Inc., Class A	United States	8,861	173,587
Unilever plc	United Kingdom	4,736	141,873

			2,168,270

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.8%
Kao Corp.	Japan	6,000	$145,230
Procter & Gamble Co.	United States	6,456	401,305

			546,535

Tobacco 1.8%
British American Tobacco plc	United Kingdom	12,810	402,337
Imperial Tobacco Group plc	United Kingdom	14,270	407,334
Lorillard, Inc.	United States	1,827	144,093
Philip Morris International, Inc.	United States	5,818	285,547

			1,239,311

ENERGY 10.3%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	United States	3,765	165,773
Noble Corp.	Switzerland	8,392	331,400
Rowan Cos, Inc. * ρ	United States	7,454	222,129
Seadrill, Ltd.	Bermuda	6,583	166,428
Technip SA	France	1,952	155,992

			1,041,722

Oil, Gas & Consumable Fuels 8.8%
Apache Corp.	United States	3,381	344,051
BP plc	United Kingdom	65,621	571,665
Caltex Australia, Ltd.	Australia	12,408	133,873
Cenovus Energy, Inc.	Canada	9,500	279,351
Chevron Corp.	United States	9,078	739,312
ConocoPhillips	United States	10,640	629,782
El Paso Corp.	United States	21,183	256,314
EnCana Corp.	Canada	9,500	314,235
ENI SpA	Italy	31,899	715,093
Exxon Mobil Corp. ρ	United States	12,371	839,372
Japan Petroleum Exploration Co., Ltd.	Japan	3,300	169,007
Repsol YPF SA	Spain	10,984	257,811
Royal Dutch Shell plc, Class B	United Kingdom	11,217	338,483
StatoilHydro ASA	Norway	9,979	240,894
Talisman Energy, Inc.	Canada	14,020	239,153

			6,068,396

FINANCIALS 20.3%
Capital Markets 2.4%
Ameriprise Financial, Inc.	United States	3,045	141,166
Bank of New York Mellon Corp.	United States	5,649	175,853
Credit Suisse Group AG	Switzerland	1,575	72,051
Deutsche Bank AG	Germany	6,665	460,607
Goldman Sachs Group, Inc.	United States	2,904	421,661

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Macquarie Group, Ltd.	Australia	4,248	$193,796
Morgan Stanley	United States	5,862	179,078

			1,644,212

Commercial Banks 9.0%
Australia & New Zealand Banking Group, Ltd.	Australia	26,202	578,013
Banco Santander SA	Spain	43,673	548,686
Bank Of Nova Scotia	Canada	8,438	430,124
Barclays plc	United Kingdom	59,649	305,404
BNP Paribas SA	France	7,268	499,538
Commonwealth Bank of Australia	Australia	7,356	393,671
Credit Agricole SA	France	11,716	167,134
Fukuoka Financial Group, Inc.	Japan	52,000	223,657
HSBC Holdings plc	United Kingdom	55,647	566,898
KBC Group NV	Belgium	3,244	151,282
Mitsubishi UFJ Financial Group, Inc.	Japan	28,000	145,682
National Australia Bank, Ltd.	Australia	12,060	308,234
National Bank of Canada	Canada	4,783	292,404
Nordea Bank AB	Sweden	29,724	291,728
Royal Bank of Canada	Canada	5,812	352,393
Sumitomo Trust & Banking Co., Ltd.	Japan	35,000	212,338
Wells Fargo & Co. °	United States	21,487	711,435

			6,178,621

Consumer Finance 1.0%
American Express Co.	United States	2,628	121,203
Capital One Financial Corp.	United States	3,242	143,107
Orix Corp.	Japan	1,900	174,013
SLM Corp. *	United States	18,863	230,883

			669,206

Diversified Financial Services 1.7%
Bank of America Corp.	United States	20,389	363,536
Citigroup, Inc. *	United States	15,981	71,806
ING Groep NV *	Netherlands	16,321	146,095
JPMorgan Chase & Co.	United States	14,818	630,950

			1,212,387

Insurance 4.1%
ACE, Ltd.	Switzerland	6,272	333,608
Allianz SE	Germany	1,103	126,626
Allstate Corp.	United States	5,479	178,999
Aviva plc	United Kingdom	33,715	178,418
AXA SA	France	11,794	234,429
Axis Capital Holdings, Ltd.	Bermuda	5,405	168,474
Chubb Corp.	United States	3,011	159,191

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
CNP Assurances	France	2,667	$223,311
Lincoln National Corp.	United States	3,567	110,703
Old Mutual plc *	United Kingdom	123,488	218,226
Tokio Marine Holdings, Inc.	Japan	7,300	217,413
Travelers Companies, Inc.	United States	5,499	279,019
Unum Group	United States	6,244	152,791
Zurich Financial Services AG	Switzerland	1,046	233,211

			2,814,419

Real Estate Investment Trusts (REITs) 0.9%
Annaly Capital Management, Inc.	United States	6,290	107,332
Host Hotels & Resorts, Inc.	United States	7,638	124,194
Japan Retail Fund Investment Corp.	Japan	60	80,672
Nippon Building Fund, Inc.	Japan	15	125,914
Simon Property Group, Inc. ρ	United States	1,921	171,008

			609,120

Real Estate Management & Development 1.1%
Daito Trust Construction Co.	Japan	2,900	155,261
Hang Lung Group, Ltd.	Hong Kong	28,000	136,634
UOL Group, Ltd.	Singapore	50,000	138,888
Wharf Holdings, Ltd.	Hong Kong	46,000	248,793
Wheelock & Co., Ltd.	Hong Kong	31,000	97,287

			776,863

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	United States	8,020	106,810

HEALTH CARE 8.7%
Biotechnology 0.8%
Amgen, Inc. *	United States	6,932	397,620
Biogen Idec, Inc. *	United States	3,036	161,667

			559,287

Health Care Equipment & Supplies 0.3%
Becton, Dickinson & Co.	United States	2,556	195,202

Health Care Providers & Services 1.5%
Humana, Inc. *	United States	5,455	249,403
McKesson Corp.	United States	3,661	237,269
UnitedHealth Group, Inc.	United States	7,009	215,558
WellPoint, Inc. *	United States	5,731	308,328

			1,010,558

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. *	United States	4,258	235,382

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.8%
AstraZeneca plc	United Kingdom	12,476	$551,626
Eli Lilly & Co.	United States	10,699	374,144
Forest Laboratories, Inc. *	United States	9,772	266,385
GlaxoSmithKline plc	United Kingdom	4,996	92,525
Johnson & Johnson	United States	7,724	496,653
Mylan, Inc. *	United States	8,656	190,692
Novartis AG	Switzerland	12,693	647,612
Pfizer, Inc.	United States	16,067	268,640
Roche Holding AG	Switzerland	465	73,439
Sanofi-Aventis SA	France	8,043	550,731
Takeda Pharmaceutical Co., Ltd.	Japan	10,700	460,484

			3,972,931

INDUSTRIALS 10.5%
Aerospace & Defense 2.3%
Bombardier, Inc.	Canada	42,000	219,138
General Dynamics Corp.	United States	4,312	329,264
L-3 Communications Holdings, Inc.	United States	4,348	406,842
Northrop Grumman Corp.	United States	6,343	430,246
Raytheon Co.	United States	3,662	217,844

			1,603,334

Air Freight & Logistics 0.6%
FedEx Corp.	United States	4,351	391,633

Airlines 0.4%
Continental Airlines, Inc., Class B ρ *	United States	6,831	152,673
Delta Air Lines, Inc. *	United States	9,652	116,596

			269,269

Building Products 0.4%
Asahi Glass Co., Ltd.	Japan	21,000	248,347

Commercial Services & Supplies 0.4%
R.R. Donnelley & Sons Co.	United States	6,340	136,247
Toppan Printing Co., Ltd.	Japan	19,000	173,536

			309,783

Construction & Engineering 1.4%
Hochtief AG	Germany	1,212	100,288
KBR, Inc.	United States	5,256	116,052
Skanska AB, B Shares	Sweden	18,661	310,890
URS Corp. *	United States	2,976	152,818
Vinci SA	France	4,873	272,914

			952,962

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.6%
General Electric Co.	United States	26,357	$497,093
Keppel Corp., Ltd.	Singapore	19,000	134,974
Koninklijke Philips Electronics NV	Netherlands	12,571	424,796
Siemens AG	Germany	4,072	402,569
Tyco International, Ltd.	Switzerland	8,769	340,149

			1,799,581

Machinery 0.5%
Mitsui Engineer & Shipbuilding Co., Ltd. ρ	Japan	56,000	148,127
Wartsila Oyj ρ	Finland	4,275	219,483

			367,610

Road & Rail 0.2%
Nippon Express Co., Ltd.	Japan	30,000	141,055

Trading Companies & Distributors 1.6%
Itochu Corp.	Japan	27,000	234,831
Marubeni Corp.	Japan	25,000	148,116
Mitsui & Co., Ltd.	Japan	22,000	331,962
Sumitomo Corp.	Japan	32,000	387,259

			1,102,168

Transportation Infrastructure 0.1%
MAP Group – Australian Exchange	Australia	33,353	95,532

INFORMATION TECHNOLOGY 12.2%
Communications Equipment 0.3%
Cisco Systems, Inc. *	United States	8,606	231,673

Computers & Peripherals 3.7%
Apple, Inc. *	United States	1,879	490,644
Hewlett-Packard Co.	United States	9,784	508,475
International Business Machines Corp.	United States	6,999	902,871
SanDisk Corp. *	United States	4,025	160,557
Seagate Technology, Inc. *	Cayman Islands	7,778	142,882
Western Digital Corp. *	United States	6,185	254,142
Wincor Nixdorf AG	Germany	1,688	114,773

			2,574,344

Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc. *	United States	7,200	219,600
Flextronics International, Ltd. *	Singapore	32,628	252,867
Jabil Circuit, Inc.	United States	10,250	157,030

			629,497

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.6%
Google, Inc., Class A *	United States	568	$298,450
Open Text Corp. *	Canada	3,559	150,762

			449,212

IT Services 1.8%
Computer Sciences Corp. *	United States	5,658	296,423
Convergys Corp. *	United States	12,617	159,479
Fujitsu, Ltd.	Japan	43,000	304,356
Itochu Techno-Solutions Corp.	Japan	6,300	238,730
Logica plc	United Kingdom	102,655	215,887

			1,214,875

Office Electronics 0.7%
Canon, Inc.	Japan	8,200	374,371
Xerox Corp.	United States	6,876	74,948

			449,319

Semiconductors & Semiconductor Equipment 1.8%
Infineon Technologies AG *	Germany	34,233	242,796
Intel Corp.	United States	25,506	582,302
Micron Technology, Inc. *	United States	13,889	133,525
Texas Instruments, Inc.	United States	11,379	295,968

			1,254,591

Software 2.4%
Microsoft Corp.	United States	25,677	784,176
Oracle Corp.	United States	21,302	550,444
Symantec Corp. *	United States	12,759	213,968
Sage Group plc	United Kingdom	26,606	99,720

			1,648,308

MATERIALS 7.4%
Chemicals 2.8%
Agrium, Inc.	Canada	2,500	156,084
Air Products & Chemicals, Inc.	United States	2,619	201,087
BASF SE	Germany	10,560	617,448
Daicel Chemical Industries, Ltd.	Japan	21,000	135,750
Eastman Chemical Co.	United States	3,470	232,212
Koninklijke DSM NV	Netherlands	5,012	223,434
Lubrizol Corp. ρ	United States	2,733	246,899
Mitsubishi Chemical Holdings Corp.	Japan	25,000	134,298

			1,947,212

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 3.4%
Anglo American plc *	United Kingdom	5,071	$217,185
Barrick Gold Corp.	Canada	2,281	99,476
BHP Billiton plc	United Kingdom	29,243	898,417
Freeport-McMoRan Copper & Gold, Inc.	United States	4,549	343,586
JFE Holdings, Inc.	Japan	7,500	270,203
OneSteel, Ltd.	Australia	42,263	139,764
Teck Cominco, Ltd. *	Canada	6,208	243,969
Xstrata plc *	United Kingdom	7,740	128,173

			2,340,773

Paper & Forest Products 1.2%
International Paper Co.	United States	11,714	313,232
Svenska Cellulosa AB	Sweden	21,865	286,413
UPM-Kymmene Oyj	Finland	13,286	192,807

			792,452

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	United States	22,901	596,800
France Telecom	France	7,597	166,528
Nippon Telegraph & Telephone Corp.	Japan	6,500	263,842
Telecom Italia SpA	Italy	174,676	244,486
Telefonica SA	Spain	11,857	266,270
Telus Corp.	Canada	6,240	221,576

			1,759,502

Wireless Telecommunication Services 1.7%
NTT DoCoMo, Inc.	Japan	201	312,653
Rogers Communications, Inc., Class B	Canada	3,500	124,764
Vodafone Group plc	United Kingdom	333,788	742,012

			1,179,429

UTILITIES 3.6%
Electric Utilities 2.8%
E.ON AG	Germany	13,021	480,830
Edison International	United States	7,106	244,233
Enel SpA	Italy	89,281	465,630
Kyushu Electric Power Co., Inc.	Japan	12,100	244,810
Mirant Corp. *	United States	13,707	159,823
PPL Corp.	United States	9,293	230,095
Public Power Corp. SA *	Greece	5,637	91,516

			1,916,937

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.3%
International Power plc	United Kingdom	44,004	$222,328

Multi-Utilities 0.5%
Integrys Energy Group, Inc. ρ	United States	3,012	149,425
RWE AG	Germany	2,164	177,075

			326,500

Total Common Stocks (cost $61,675,388)			66,297,894

PREFERRED STOCKS 0.6%
CONSUMER STAPLES 0.2%
Household Products 0.2%
Henkel AG & Co. KGaA, Var. Rate Pfd.	Germany	3,049	163,156

HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Fresenius AG, Var. Rate Pfd.	Germany	3,644	263,694

Total Preferred Stocks (cost $448,115)			426,850

	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 16.4%
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills, 0.15%, 07/08/2010-07/22/2010 ß ƒ	United States	$175,000	174,944

	Country	Shares	Value

MUTUAL FUND SHARES 16.1%
State Street Navigator Securities Lending Prime Portfolio, 0.23% § ρρ	United States	9,161,037	9,161,037
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	1,953,273	1,953,273

			11,114,310

Total Short-Term Investments (cost $11,289,248)			11,289,254

Total Investments (cost $73,412,751) 113.1%			78,013,998
Other Assets and Liabilities (13.1%)			(9,063,295)

Net Assets 100.0%			$68,950,703

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At April 30, 2010, the Fund owned shares of Wells Fargo & Co. with a cost basis of $730,739. The Fund earned $2,166 of income from Wells Fargo & Co. for the six months ended April 30, 2010, which is included in income from affiliated issuers.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by geographic location as of April 30, 2010:

United States	45.4%
Japan	11.9%
United Kingdom	9.9%
Germany	5.0%
Canada	4.9%
France	4.3%
Switzerland	4.0%
Australia	3.4%
Italy	2.5%
Netherlands	1.6%
Spain	1.6%
Sweden	1.3%
Bermuda	0.8%
Singapore	0.8%
Hong Kong	0.7%
Finland	0.6%
Norway	0.4%
Greece	0.3%
Belgium	0.2%
Cayman Islands	0.2%
Panama	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2010:

Financials	21.0%
Information Technology	12.7%
Industrials	10.9%
Energy	10.7%
Consumer Discretionary	10.0%
Consumer Staples	9.7%
Health Care	9.3%
Materials	7.6%
Telecommunication Services	4.4%
Utilities	3.7%

100.0%

See Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $70,728,739) including $8,682,336 of securities loaned	$75,349,290
Investments in affiliated issuers, at value (cost $2,684,012)	2,664,708

Total investments	78,013,998
Foreign currency, at value (cost $19,097)	19,103
Receivable for securities sold	3,463,830
Dividends receivable	194,048
Receivable for securities lending income	7,269
Prepaid expenses and other assets	43,881

Total assets	81,742,129

Liabilities
Payable for securities purchased	3,500,416
Payable for Fund shares redeemed	46,569
Payable for securities on loan	9,161,037
Payable for daily variation margin on open futures contracts	32,265
Advisory fee payable	2,892
Distribution Plan expenses payable	2,081
Due to other related parties	1,724
Accrued expenses and other liabilities	44,442

Total liabilities	12,791,426

Net assets	$68,950,703

Net assets represented by
Paid-in capital	$73,095,529
Undistributed net investment income	2,308,303
Accumulated net realized losses on investments	(11,003,820)
Net unrealized gains on investments	4,550,691

Total net assets	$68,950,703

Net assets consists of
Class A	$57,135,454
Class B	2,240,468
Class C	8,427,378
Class I	1,147,403

Total net assets	$68,950,703

Shares outstanding (unlimited number of shares authorized)
Class A	4,512,207
Class B	189,874
Class C	723,965
Class I	87,834

Net asset value per share
Class A	$12.66
Class A — Offering price (based on sales charge of 5.75%)	$13.43
Class B	$11.80
Class C	$11.64
Class I	$13.06

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $48,472)	$815,493
Securities lending	12,409
Income from affiliated issuers	2,265
Litigation proceeds	2,080,729

Total investment income	2,910,896

Expenses
Advisory fee	295,899
Distribution Plan expenses
Class A	70,420
Class B	11,124
Class C	41,703
Administrative services fee	34,011
Transfer agent fees	155,436
Trustees’ fees and expenses	890
Printing and postage expenses	24,500
Custodian and accounting fees	32,835
Registration and filing fees	29,424
Professional fees	15,601
Other	951

Total expenses	712,794
Less: Expense reductions	(7)
Fee waivers	(126,900)

Net expenses	585,887

Net investment income	2,325,009

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	(2,493,692)
Affiliated issuers	(4,659)
Futures contracts	74,650
Foreign currency related transactions	(7,021)

Net realized losses on investments	(2,430,722)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	7,154,360
Affiliated issuers	124,863
Futures contracts	(43,319)
Foreign currency related transactions	(890)

Net change in unrealized gains or losses on investments	7,235,014

Net realized and unrealized gains or losses on investments	4,804,292

Net increase in net assets resulting from operations	$7,129,301

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment income		$2,325,009		$937,685
Net realized losses on investments		(2,430,722)		(8,497,889)
Net change in unrealized gains or losses on investments		7,235,014		16,457,493

Net increase in net assets resulting from operations		7,129,301		8,897,289

Distributions to shareholders from
Net investment income
Class A		(857,264)		(995,900)
Class B		(13,484)		(6,436)
Class C		(69,020)		(56,851)
Class I		(19,813)		(25,059)
Net realized gains
Class A		0		(1,375,985)
Class B		0		(82,626)
Class C		0		(238,396)
Class I		0		(27,257)

Total distributions to shareholders		(959,581)		(2,808,510)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	25,130	305,608	112,950	1,095,874
Class B	3,281	37,047	48,003	435,382
Class C	22,008	238,067	55,092	486,965
Class I	2,941	38,843	4,207	42,296

		619,565		2,060,517

Net asset value of shares issued in reinvestment of distributions
Class A	68,661	814,325	242,895	2,263,950
Class B	1,060	11,748	9,770	82,886
Class C	5,708	62,384	32,337	273,480
Class I	1,198	14,641	4,121	39,706

		903,098		2,660,022

Automatic conversion of Class B shares to Class A shares
Class A	3,009	36,587	63,205	622,923
Class B	(3,246)	(36,587)	(68,008)	(622,923)

		0		0

Payment for shares redeemed
Class A	(318,576)	(3,881,498)	(821,437)	(7,932,454)
Class B	(24,259)	(276,093)	(93,214)	(829,233)
Class C	(70,683)	(791,125)	(209,497)	(1,789,411)
Class I	(8,235)	(105,539)	(18,155)	(158,450)

		(5,054,255)		(10,709,548)

Net decrease in net assets resulting from capital share transactions		(3,531,592)		(5,989,009)

Total increase in net assets		2,638,128		99,770
Net assets
Beginning of period		66,312,575		66,212,805

End of period		$68,950,703		$66,312,575

Undistributed net investment income		$2,308,303		$942,875

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.87% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2010, EIMC voluntarily waived its advisory fee in the amount of $126,900.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.46% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2010, WFFD and/or EIS received $720 from the sale of Class A shares and $1,223 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $19,215,579 and $23,126,934, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$35,393,961	$30,903,933	$0	$66,297,894
Preferred stocks	0	426,850	0	426,850
U.S. Treasury obligations	174,944	0	0	174,944
Short-term investments	11,114,310	0	0	11,114,310

	$46,683,215	$31,330,783	$0	$78,013,998

Further details on the major security types listed above can be found in the Schedule of Investments.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures contracts	$(47,772)	$0	$0	$(47,772)

During the six months ended April 30, 2010, the Fund received $2,080,729 in proceeds from a class action lawsuit related to a security that was previously held in the Fund. The impact of the receipt of this payment was $0.03 to the net asset value per share of the Fund and is reflected in the performance for the period.

During the six months ended April 30, 2010, the Fund loaned securities to certain brokers. At April 30, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $8,682,336 and $9,161,037, respectively.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $73,429,848. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,592,788 and $5,008,638, respectively, with a net unrealized appreciation of $4,584,150.

As of October 31, 2009, the Fund had $8,548,169 in capital loss carryovers for federal income tax purposes expiring in 2017.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2010, the Fund entered into futures contracts for speculative purposes.

At April 30, 2010, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2010	Unrealized Gain (Loss)

June 2010	8 DJ Euro Stoxx 50 Index	$305,826	$292,706	$(13,120)
June 2010	3 FTSE Index	262,089	252,803	(9,286)
June 2010	3 Nikkei 225 Index	175,244	175,494	250
June 2010	23 S&P 500 Index E-mini	1,386,526	1,360,910	(25,616)

The Fund had an average contract amount of $676,908 in futures contracts during the six months ended April 30, 2010.

On April 30, 2010, the cumulative depreciation on futures contracts in the amount of $47,772 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts only

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

represents the current day’s variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Disciplined Global Equity Fund, which will be a series of Well Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Disciplined Global Equity Fund.

32

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

33

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34

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

36

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

123669 573635 rv5 06/2010

Evergreen Global Opportunities Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Global Opportunities Fund for the six-month period that ended April 30, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

In the United States, employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level

1

LETTER TO SHAREHOLDERS continued

since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

The tension between macro-economic forces, cyclical factors, and structural imbalances made for an interesting, if challenging, investing environment. Our current view is that we must be wary of the ongoing, largely unaddressed structural imbalances in the West, while cautiously embracing the strong cyclical upturn in Asia. It remains true that the U.S. economy was propped up by government borrowing during most of the period, which merely offset massive deleveraging at the household and corporate level. Renewed weakness in Western and Eastern Europe is a current concern, and negative surprises presently remain possible in the coming months. Sovereign debt crises in Dubai and Greece may not be the only ones investors will contend with in the next few years. Asia, on the other hand, currently looks healthier. With strong balance sheets and growing economies, that area inspires optimism that good investment opportunities may emerge.

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap, and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

2

LETTER TO SHAREHOLDERS continued

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting or an adjournment meeting to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Francis X. Claró, CFA; James M. Tringas, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

6-month return with sales charge	14.01%	15.50%	19.54%	N/A

6-month return w/o sales charge	20.97%	20.50%	20.54%	21.14%

Average annual return*

1-year with sales charge	41.37%	43.91%	47.94%	N/A

1-year w/o sales charge	49.99%	48.91%	48.94%	50.36%

5-year	7.56%	7.76%	8.06%	9.14%

10-year	4.74%	4.75%	4.60%	5.62%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the S&P Developed SmallCap Index (SPDSC) and the Consumer Price Index (CPI).

The SPDSC is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

All data is as of April 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,209.68	$9.09
Class B	$1,000.00	$1,205.01	$13.18
Class C	$1,000.00	$1,205.38	$13.18
Class I	$1,000.00	$1,211.43	$7.73
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.56	$8.30
Class B	$1,000.00	$1,012.84	$12.03
Class C	$1,000.00	$1,012.84	$12.03
Class I	$1,000.00	$1,017.80	$7.05

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.66% for Class A, 2.41% for Class B, 2.41% for Class C and 1.41% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS A	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$24.96	$21.20	$40.22	$32.61	$27.86	$22.21

Income from investment operations
Net investment income (loss)	(0.06)[1]	0.10 [1]	0.04 [1]	(0.03)[1]	(0.02)[1]	(0.18)[1]
Net realized and unrealized gains or losses on investments	5.28	3.74	(16.97)	10.16	7.02	5.83

Total from investment operations	5.22	3.84	(16.93)	10.13	7.00	5.65

Distributions to shareholders from
Net investment income	(0.11)	(0.08)	0	(0.04)	0	0
Net realized gains	0	0	(2.09)	(2.48)	(2.25)	0

Total distributions to shareholders	(0.11)	(0.08)	(2.09)	(2.52)	(2.25)	0

Net asset value, end of period	$30.07	$24.96	$21.20	$40.22	$32.61	$27.86

Total return[2]	20.97%	18.22%	(44.14)%	33.21%	26.78%	25.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$219,670	$197,721	$214,883	$474,252	$259,898	$139,975
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.66%[3]	1.72%	1.52%	1.53%	1.67%	1.78%
Expenses excluding waivers/reimbursements and expense reductions	1.66%[3]	1.72%	1.54%	1.55%	1.67%	1.78%
Net investment income (loss)	(0.46)%[3]	0.45%	0.13%	(0.08)%	(0.05)%	(0.68)%
Portfolio turnover rate	63%	170%	161%	71%	103%	108%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS B	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.33	$17.34	$33.54	$27.73	$24.16	$19.40

Income from investment operations
Net investment loss	(0.14)[1]	(0.05)[1]	(0.16)[1]	(0.24)	(0.20)[1]	(0.31)[1]
Net realized and unrealized gains or losses on investments	4.32	3.04	(13.95)	8.53	6.02	5.07

Total from investment operations	4.18	2.99	(14.11)	8.29	5.82	4.76

Distributions to shareholders from
Net realized gains	0	0	(2.09)	(2.48)	(2.25)	0

Net asset value, end of period	$24.51	$20.33	$17.34	$33.54	$27.73	$24.16

Total return[2]	20.50%	17.30%	(44.54)%	32.28%	25.92%	24.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,049	$34,934	$39,980	$87,408	$53,681	$32,136
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.41%[3]	2.47%	2.27%	2.25%	2.36%	2.48%
Expenses excluding waivers/reimbursements and expense reductions	2.41%[3]	2.47%	2.27%	2.25%	2.36%	2.48%
Net investment loss	(1.21)%[3]	(0.30)%	(0.62)%	(0.82)%	(0.75)%	(1.38)%
Portfolio turnover rate	63%	170%	161%	71%	103%	108%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS C	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.44	$17.44	$33.72	$27.86	$24.27	$19.48

Income from investment operations
Net investment loss	(0.14)[1]	(0.05)[1]	(0.16)[1]	(0.24)[1]	(0.19)[1]	(0.31)[1]
Net realized and unrealized gains or losses on investments	4.34	3.05	(14.03)	8.58	6.03	5.10

Total from investment operations	4.20	3.00	(14.19)	8.34	5.84	4.79

Distributions to shareholders from
Net realized gains	0	0	(2.09)	(2.48)	(2.25)	0

Net asset value, end of period	$24.64	$20.44	$17.44	$33.72	$27.86	$24.27

Total return[2]	20.54%	17.33%	(44.56)%	32.28%	25.88%	24.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,907	$50,218	$59,382	$124,831	$61,777	$26,644
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.41%[3]	2.47%	2.27%	2.25%	2.37%	2.48%
Expenses excluding waivers/reimbursements and expense reductions	2.41%[3]	2.47%	2.27%	2.25%	2.37%	2.48%
Net investment loss	(1.21)%[3]	(0.30)%	(0.61)%	(0.81)%	(0.73)%	(1.37)%
Portfolio turnover rate	63%	170%	161%	71%	103%	108%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
CLASS I	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$25.73	$21.91	$41.42	$33.46	$28.46	$22.62

Income from investment operations
Net investment income (loss)	(0.02)	0.16	0.15 [1]	0.07 [1]	0.09 [1]	(0.09)[1]
Net realized and unrealized gains or losses on investments	5.43	3.85	(17.57)	10.49	7.16	5.93

Total from investment operations	5.41	4.01	(17.42)	10.56	7.25	5.84

Distributions to shareholders from
Net investment income	(0.18)	(0.19)	0	(0.12)	0	0
Net realized gains	0	0	(2.09)	(2.48)	(2.25)	0

Total distributions to shareholders	(0.18)	(0.19)	(2.09)	(2.60)	(2.25)	0

Net asset value, end of period	$30.96	$25.73	$21.91	$41.42	$33.46	$28.46

Total return	21.14%	18.45%	(43.98)%	33.57%	27.19%	25.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,700	$38,977	$36,027	$43,378	$14,931	$5,744
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%[2]	1.47%	1.28%	1.25%	1.37%	1.48%
Expenses excluding waivers/reimbursements and expense reductions	1.41%[2]	1.47%	1.28%	1.25%	1.37%	1.48%
Net investment income (loss)	(0.21)%[2]	0.69%	0.46%	0.20%	0.28%	(0.36)%
Portfolio turnover rate	63%	170%	161%	71%	103%	108%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 17.0%
Auto Components 0.4%
Continental AG	Germany	25,316	$1,435,049

Automobiles 3.5%
Denway Motors, Ltd. + ☐	Hong Kong	1,818,000	1,071,663
Geely Automobile	Cayman Islands	1,772,884	746,269
Great Wall Motor Co.	China	333,500	612,772
Isuzu Motors, Ltd. *	Japan	1,799,000	5,678,909
Peugeot SA *	France	22,657	675,596
Sollers OJSC * +	Russia	247,603	3,961,648

			12,746,857

Distributors 1.5%
Inchcape plc *	United Kingdom	1,811,337	952,003
Kloeckner & Co., SE *	Germany	167,498	4,464,423

			5,416,426

Diversified Consumer Services 0.3%
Weight Watchers International, Inc.	United States	36,500	969,805

Hotels, Restaurants & Leisure 2.0%
Enterprise Inns plc *	United Kingdom	353,416	689,313
Groupe Flo +	France	219,388	1,321,677
InterContinental Hotels Group plc	United Kingdom	52,373	921,230
J.D. Wetherspoon plc *	United Kingdom	75,871	628,930
NH Hoteles SA	Spain	51,146	237,809
Punch Taverns plc *	United Kingdom	374,782	508,945
Shangri-La Asia, Ltd.	Bermuda	527,100	1,019,140
Wendy’s/Arby’s Group, Inc.	United States	331,729	1,761,481

			7,088,525

Household Durables 5.4%
Bellway plc	United Kingdom	102,651	1,180,086
Blyth, Inc.	United States	46,076	2,655,821
Bovis Homes Group plc *	United Kingdom	389,776	2,515,091
Makita Corp.	Japan	89,300	2,768,663
Mohawk Industries, Inc. *	United States	20,600	1,313,044
Persimmon plc *	United Kingdom	353,656	2,574,011
Taylor Wimpey plc *	United Kingdom	3,435,032	2,128,031
Techtronic Industries Co., Ltd.	Hong Kong	4,074,000	4,233,211

			19,367,958

Internet & Catalog Retail 0.3%
N. Brown Group plc	United Kingdom	259,324	1,082,333

Media 0.9%
Washington Post Co., Class B	United States	6,663	3,379,207

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.9%
American Eagle Outfitters, Inc.	United States	68,800	$1,156,528
Game Group plc	United Kingdom	313,308	455,704
Office Depot, Inc. *	United States	220,500	1,512,630
Topps Tiles plc *	United Kingdom	310,294	275,101

			3,399,963

Textiles, Apparel & Luxury Goods 1.8%
adidas AG	Germany	50,228	2,949,419
Bulgari SpA	Italy	138,960	1,155,330
Myer Holdings, Ltd. *	Australia	296,913	885,000
Tod’s SpA	Italy	19,190	1,412,012

			6,401,761

CONSUMER STAPLES 2.9%
Beverages 0.8%
Britvic plc	United Kingdom	141,467	1,040,121
Davide Campari Milano SpA	Italy	56,672	579,659
Laurent-Perrier +	France	13,254	1,229,594

			2,849,374

Food & Staples Retailing 0.7%
BIM Birlesik Magazalar AS	Turkey	19,509	1,095,557
Kroger Co.	United States	69,000	1,533,870

			2,629,427

Food Products 0.8%
Sara Lee Corp.	United States	186,800	2,656,296

Household Products 0.6%
Energizer Holdings, Inc. *	United States	12,400	757,640
McBride plc	United Kingdom	268,715	770,168
Uni-Charm Corp.	Japan	6,900	669,942

			2,197,750

ENERGY 5.5%
Energy Equipment & Services 1.8%
ENSCO plc, ADS	United Kingdom	20,700	976,626
Nabors Industries, Ltd. *	Bermuda	81,800	1,764,426
Petroleum Geo-Services *	Norway	194,343	2,652,909
Songa Offshore SE	Cyprus	130,252	605,223
Technip SA	France	4,999	399,490

			6,398,674

Oil, Gas & Consumable Fuels 3.7%
Afren plc *	United Kingdom	1,255,114	1,755,598
China Gas Holdings, Ltd.	Hong Kong	760,114	427,727

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Cimarex Energy Co.	United States	42,100	$2,866,168
Comstock Resources, Inc. *	United States	18,600	596,316
Falkland Oil & Gas, Ltd.	United Kingdom	223,955	498,340
Forest Oil Corp. *	United States	43,200	1,265,760
Pacific Rubiales Energy Corp. *	Canada	161,318	3,636,722
Premier Oil plc *	United Kingdom	39,855	774,962
Salamander Energy plc *	United Kingdom	212,361	811,729
Whiting Petroleum Corp. *	United States	7,600	686,508

			13,319,830

FINANCIALS 13.3%
Capital Markets 0.1%
ICAP plc	United Kingdom	80,348	462,505

Commercial Banks 3.9%
Associated Banc-Corp.	United States	35,200	511,456
BOK Financial Corp.	United States	57,076	3,106,647
First Citizens Bancshares, Inc., Class A	United States	20,027	4,125,562
KeyCorp	United States	304,200	2,743,884
TCF Financial Corp.	United States	91,400	1,702,782
UMB Financial Corp.	United States	40,770	1,717,232

			13,907,563

Consumer Finance 1.0%
Banco Compartamos SA, Institucion de Banca Multiple	Mexico	245,751	1,390,205
Lavendon Group plc	United Kingdom	194,524	268,113
Sixt AG	Germany	19,363	574,131
Speedy Hire plc	United Kingdom	2,417,454	1,301,200
VP plc	United Kingdom	8,863	27,253

			3,560,902

Diversified Financial Services 1.0%
Bluebay Asset Management plc	United Kingdom	258,516	1,475,726
Hellenic Exchanges Holding SA	Greece	100,955	830,241
NASDAQ OMX Group, Inc. *	United States	60,700	1,274,700

			3,580,667

Insurance 5.3%
Assured Guaranty, Ltd.	Bermuda	56,100	1,208,955
Brown & Brown, Inc.	United States	228,000	4,591,920
Delta Lloyd NV	Netherlands	57,414	1,231,544
Everest Re Group, Ltd.	Bermuda	30,500	2,337,825
Fidelity National Financial, Inc.	United States	252,800	3,837,504
Lancashire Holdings plc	Bermuda	81,678	577,977
Resolution, Ltd.	United Kingdom	1,032,261	1,146,145

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Scor SE	France	34,860	$821,361
White Mountains Insurance Group, Ltd.	Bermuda	9,759	3,353,192

			19,106,423

Real Estate Management & Development 1.1%
IRSA Inversiones y Representaciones SA, GDR +	Argentina	277,668	3,529,160
PATRIZIA Immobilien AG *	Germany	142,498	589,644

			4,118,804

Thrifts & Mortgage Finance 0.9%
Hudson City Bancorp, Inc.	United States	63,000	837,900
People’s United Financial, Inc.	United States	147,000	2,282,910

			3,120,810

HEALTH CARE 4.1%
Biotechnology 0.9%
Cephalon, Inc. *	United States	22,600	1,450,920
Genzyme Corp. *	United States	19,000	1,011,560
Theratechnologies, Inc. *	Canada	192,066	952,956

			3,415,436

Health Care Equipment & Supplies 0.2%
Fresenius SE	Germany	8,600	612,991

Health Care Providers & Services 0.4%
Omnicare, Inc.	United States	49,400	1,372,826

Health Care Technology 0.7%
Agfa-Gevaert NV *	Belgium	355,709	2,673,956

Life Sciences Tools & Services 0.6%
Pharmaceutical Product Development, Inc.	United States	82,200	2,260,500

Pharmaceuticals 1.3%
Biovail Corp.	Canada	135,800	2,308,600
Endo Pharmaceuticals Holdings, Inc. *	United States	72,550	1,588,845
Forest Laboratories, Inc. *	United States	22,800	621,528

			4,518,973

INDUSTRIALS 28.5%
Aerospace & Defense 0.2%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	23,348	562,220

Air Freight & Logistics 0.3%
Sinotrans, Ltd.	China	4,574,000	1,087,641

Airlines 0.4%
British Airways plc *	United Kingdom	467,564	1,609,942

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.9%
Kingspan Group plc	Ireland	69,788	$656,606
SIG plc *	United Kingdom	1,325,928	2,670,480

			3,327,086

Commercial Services & Supplies 5.0%
104 Corp. +	Taiwan	477,000	1,777,942
Amadeus Fire AG	Germany	32,126	895,963
Avery Dennison Corp.	United States	32,400	1,264,572
Brunel International NV	Netherlands	48,249	1,764,445
CPL Resources plc +	Ireland	340,889	1,212,080
Roberts Walters plc +	United Kingdom	853,666	3,030,646
Savills plc	United Kingdom	487,617	2,534,181
SEEK, Ltd.	Australia	181,890	1,407,048
SThree plc	United Kingdom	750,180	4,174,799

			18,061,676

Construction & Engineering 1.0%
Koninklijke Boskalis Westminster NV	Netherlands	38,760	1,759,908
Outotec Oyj	Finland	48,782	1,834,451

			3,594,359

Electrical Equipment 0.6%
Carbone Lorraine SA	France	13,188	481,842
GrafTech International, Ltd. *	United States	110,600	1,864,716

			2,346,558

Industrial Conglomerates 0.2%
Cookson Group plc *	United Kingdom	85,462	738,584

Machinery 5.9%
Amada Co., Ltd.	Japan	95,000	780,453
Cargotec Oyj	Finland	32,915	1,058,168
Charter International plc	United Kingdom	101,573	1,252,057
First Tractor Co., Ltd.	China	3,124,000	2,171,442
Hino Motors, Ltd.	Japan	191,000	957,679
Invensys plc	United Kingdom	101,971	526,033
Jain Irrigation Systems, Inc.	India	35,795	867,677
Lonking Holdings, Ltd.	Cayman Islands	3,148,000	2,357,393
Mueller Industries, Inc.	United States	49,502	1,467,734
Okuma Corp.	Japan	190,000	1,356,470
Palfinger AG	Austria	56,367	1,511,777
Sumitomo Heavy Industries, Ltd. *	Japan	551,000	3,653,238
Toshiba Machine Co., Ltd.	Japan	598,263	2,609,580
Union Tool Co.	Japan	19,800	590,915

			21,160,616

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Marine 2.5%
Dockwise, Ltd. *	Bermuda	52,310	$1,524,383
Kirby Corp. *	United States	49,900	2,099,792
Mitsui O.S.K. Lines, Ltd.	Japan	195,000	1,469,285
Nippon Yusen K. K.	Japan	765,000	3,142,589
Prosafe Production plc *	United Kingdom	354,589	896,412

			9,132,461

Professional Services 7.9%
51job, Inc., ADR * +	Cayman Islands	430,181	8,672,449
Dun & Bradstreet Corp.	United States	7,500	577,275
Hays plc	United Kingdom	1,507,090	2,575,798
Heidrick & Struggles International, Inc.	United States	155,013	4,093,893
Randstad Holding NV *	Netherlands	112,774	5,749,113
Towers Watson & Co., Class A	United States	24,700	1,185,600
USG People NV *	Netherlands	310,669	5,467,892

			28,322,020

Road & Rail 0.6%
Con-Way, Inc.	United States	54,900	2,132,316

Trading Companies & Distributors 3.0%
Ashtead Group plc	United Kingdom	3,673,234	6,663,311
Travis Perkins plc *	United Kingdom	221,503	2,850,711
Wolseley plc *	United Kingdom	49,260	1,238,886

			10,752,908

INFORMATION TECHNOLOGY 13.4%
Communications Equipment 0.2%
CommScope, Inc. *	United States	20,100	654,858

Computers & Peripherals 0.5%
Imation Corp. *	United States	175,100	1,898,084

Electronic Equipment, Instruments & Components 1.6%
Ingram Micro, Inc., Class A *	United States	74,700	1,356,552
Nippon Electric Glass Co., Ltd.	Japan	89,000	1,357,955
TDK Corp.	Japan	27,300	1,728,387
Vishay Intertechnology, Inc. *	United States	115,300	1,200,273

			5,643,167

Internet Software & Services 5.3%
Dice Holdings, Inc +	United States	344,258	2,984,717
Gree, Inc.	Japan	14,000	772,798
IAC/InterActiveCorp. *	United States	108,300	2,428,086
Monster Worldwide, Inc. *	United States	350,202	6,104,021
Netease.com, Inc., ADR *	Cayman Islands	38,156	1,330,500

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services continued
SINA Corp. *	Cayman Islands	70,432	$2,584,854
Yahoo Japan Corp.	Japan	7,696	2,941,008

			19,145,984

IT Services 2.7%
Alten *	France	47,316	1,378,655
Atos Origin SA	France	29,963	1,512,507
Fidelity National Information Services, Inc.	United States	36,600	962,214
Global Payments, Inc.	United States	83,001	3,553,273
Hewitt Associates, Inc., Class A *	United States	32,900	1,348,571
Total System Services, Inc.	United States	56,200	899,762

			9,654,982

Semiconductors & Semiconductor Equipment 1.6%
Aixtron AG	Germany	40,304	1,262,257
Disco Corp.	Japan	11,200	784,468
Elpida Memory, Inc. *	Japan	71,800	1,505,970
Infineon Technologies AG *	Germany	267,620	1,898,086
Intersil Corp., Class A	United States	36,900	549,072

			5,999,853

Software 1.5%
Electronic Arts, Inc. *	United States	86,300	1,671,631
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	158,996	3,792,055

			5,463,686

MATERIALS 11.6%
Chemicals 2.6%
FMC Corp.	United States	9,800	623,672
Kuraray Co., Ltd.	Japan	58,000	760,644
Lanxess AG	Germany	56,241	2,668,658
Rhodia SA *	France	223,845	5,248,047

			9,301,021

Construction Materials 0.7%
Martin Marietta Materials, Inc.	United States	26,600	2,550,408

Containers & Packaging 1.0%
Silgan Holdings, Inc.	United States	60,000	3,619,800

Metals & Mining 5.3%
Agnico-Eagle Mines, Ltd.	Canada	33,259	2,100,638
Allegheny Technologies, Inc.	United States	20,300	1,085,441
Antofagasta plc	United Kingdom	124,246	1,894,593
Eldorado Gold Corp., GDR *	Canada	56,426	844,014
Fresnillo plc	United Kingdom	83,849	1,022,613

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
IAMGOLD Corp.	Canada	27,800	$496,786
Kinross Gold Corp.	Canada	55,838	1,059,247
Mechel OAO, ADR	Russia	147,561	3,792,318
New World Resources NV, Class A	Netherlands	407,741	5,750,303
voestalpine AG	Austria	25,890	977,399

			19,023,352

Paper & Forest Products 2.0%
International Paper Co.	United States	143,200	3,829,168
Weyerhaeuser Co.	United States	72,500	3,590,200

			7,419,368

UTILITIES 2.4%
Electric Utilities 1.2%
Allete, Inc.	United States	34,500	1,258,215
Westar Energy, Inc.	United States	123,900	2,935,191

			4,193,406

Gas Utilities 0.7%
Atmos Energy Corp.	United States	84,500	2,499,510

Multi-Utilities 0.5%
Ameren Corp.	United States	69,100	1,793,836

Total Common Stocks (cost $295,949,724)			355,741,293

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $2,291,934)	United States	2,291,934	2,291,934

Total Investments (cost $298,241,658) 99.4%			358,033,227
Other Assets and Liabilities 0.6%			2,291,933

Net Assets 100.0%			$360,325,160

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2010:

United States	34.3%
United Kingdom	16.6%
Japan	9.4%
Netherlands	6.1%
Cayman Islands	5.5%
Germany	4.9%
France	3.7%
Bermuda	3.3%
Canada	3.2%
Russia	2.2%
Hong Kong	1.6%
China	1.1%
Argentina	1.0%
Italy	0.9%
Finland	0.8%
Belgium	0.8%
Norway	0.7%
Austria	0.7%
Australia	0.6%
Ireland	0.5%
Taiwan	0.5%
Mexico	0.4%
Turkey	0.3%
India	0.2%
Greece	0.2%
Cyprus	0.2%
Brazil	0.2%
Spain	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2010:

Industrials	28.9%
Consumer Discretionary	17.2%
Information Technology	13.6%
Financials	13.5%
Materials	11.8%
Energy	5.5%
Health Care	4.2%
Consumer Staples	2.9%
Utilities	2.4%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $295,949,724)	$355,741,293
Investments in affiliated issuers, at value (cost $2,291,934)	2,291,934

Total investments	358,033,227
Foreign currency, at value (cost $575,763)	581,973
Receivable for securities sold	3,041,376
Receivable for Fund shares sold	1,106,457
Dividends receivable	308,600
Receivable for securities lending income	12,837
Unrealized gains on forward foreign currency exchange contracts	235,371
Prepaid expenses and other assets	34,592

Total assets	363,354,433

Liabilities
Payable for securities purchased	1,800,178
Payable for Fund shares redeemed	466,319
Unrealized losses on forward foreign currency exchange contracts	629,099
Advisory fee payable	26,639
Distribution Plan expenses payable	12,493
Due to other related parties	2,962
Accrued expenses and other liabilities	91,583

Total liabilities	3,029,273

Net assets	$360,325,160

Net assets represented by
Paid-in capital	$393,044,125
Overdistributed net investment loss	(1,075,128)
Accumulated net realized losses on investments	(91,041,425)
Net unrealized gains on investments	59,397,588

Total net assets	$360,325,160

Net assets consists of
Class A	$219,669,773
Class B	39,048,544
Class C	55,906,953
Class I	45,699,890

Total net assets	$360,325,160

Shares outstanding (unlimited number of shares authorized)
Class A	7,306,240
Class B	1,593,212
Class C	2,268,926
Class I	1,476,116

Net asset value per share
Class A	$30.07
Class A — Offering price (based on sales charge of 5.75%)	$31.90
Class B	$24.51
Class C	$24.64
Class I	$30.96

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $28,061)	$1,976,259
Securities lending	52,453
Income from affiliated issuers	788

Total investment income	2,029,500

Expenses
Advisory fee	1,506,332
Distribution Plan expenses
Class A	258,779
Class B	183,309
Class C	264,515
Administrative services fee	169,357
Transfer agent fees	458,831
Trustees’ fees and expenses	6,821
Printing and postage expenses	65,850
Custodian and accounting fees	98,870
Registration and filing fees	29,085
Professional fees	41,999
Other	6,885

Total expenses	3,090,633
Less: Expense reductions	(44)

Net expenses	3,090,589

Net investment loss	(1,061,089)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities in unaffiliated issuers	28,959,829
Foreign currency related transactions	614,031

Net realized gains on investments	29,573,860

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	36,104,906
Foreign currency related transactions	(345,194)

Net change in unrealized gains or losses on investments	35,759,712

Net realized and unrealized gains or losses on investments	65,333,572

Net increase in net assets resulting from operations	$64,272,483

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment income (loss)		$(1,061,089)		$835,246
Net realized gains or losses on investments		29,573,860		(102,941,009)
Net change in unrealized gains or losses on investments		35,759,712		147,791,420

Net increase in net assets resulting from operations		64,272,483		45,685,657

Distributions to shareholders from
Net investment income
Class A		(889,044)		(782,757)
Class I		(270,699)		(300,415)

Total distributions to shareholders		(1,159,743)		(1,083,172)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	358,598	10,067,632	723,419	15,511,787
Class B	41,423	979,937	83,541	1,426,074
Class C	90,001	2,047,839	121,718	2,267,633
Class I	183,610	5,254,672	458,948	9,946,235

		18,350,080		29,151,729

Net asset value of shares issued in reinvestment of distributions
Class A	28,683	740,016	32,784	649,785
Class I	10,170	269,912	14,662	299,109

		1,009,928		948,894

Automatic conversion of Class B shares to Class A shares
Class A	6,000	158,799	134,103	2,548,946
Class B	(7,361)	(158,799)	(160,303)	(2,548,946)

		0		0

Payment for shares redeemed
Class A	(1,010,073)	(27,620,507)	(3,101,561)	(63,577,988)
Class B	(159,227)	(3,563,322)	(510,712)	(8,732,655)
Class C	(277,788)	(6,230,615)	(1,070,714)	(17,992,775)
Class I	(232,720)	(6,582,452)	(602,910)	(12,822,845)

		(43,996,896)		(103,126,263)

Net decrease in net assets resulting from capital share transactions		(24,636,888)		(73,025,640)

Total increase (decrease) in net assets		38,475,852		(28,423,155)
Net assets
Beginning of period		321,849,308		350,272,463

End of period		$360,325,160		$321,849,308

Undistributed (overdistributed) net investment income (loss)		$(1,075,128)		$1,145,704

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.89% of the Fund’s average daily net assets.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2010, WFFD and/or EIS received $7,032 from the sale of Class A shares and $50,586 and $734 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $205,629,566 and $232,616,013, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$172,043,586	$183,697,707	$0	$355,741,293
Short-term investments	2,291,934	0	0	2,291,934

	$174,335,520	$183,697,707	$0	$358,033,227

Further details on the major security types listed above can be found in the Schedule of Investments.

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward foreign currency contracts	$0	$(393,728)	$0	$(393,728)

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $302,269,636. The gross unrealized appreciation and depreciation on securities based on tax cost was $63,187,591 and $7,424,000, respectively, with a net unrealized appreciation of $55,763,591.

As of October 31, 2009, the Fund had $112,032,163 in capital loss carryovers for federal income tax purposes with $8,995,901 expiring in 2016 and $103,036,262 expiring in 2017.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At April 30, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

06/14/2010	6,390,000	GBP	$9,775,470	$9,543,082	$(232,388)
07/07/2010	7,445,300	EUR	9,915,066	10,051,377	136,311
07/07/2010	2,481,800	EUR	3,305,066	3,345,789	40,723
07/30/2010	535,558,000	JPY	5,706,240	5,764,577	58,337

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

06/14/2010	6,390,000	GBP	$9,775,470	$9,852,741	$(77,271)
07/07/2010	9,927,100	EUR	13,220,133	13,539,573	(319,440)

The Fund had average contract amounts of $9,488,581 and $21,502,378 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended April 30, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 was as follows:

	Location of gains or losses on derivatives	Realized gains or losses on derivatives	Change in unrealized gains or losses on derivatives

Forward foreign currency contracts	Net realized gain or losses on foreign currency related transactions/Net change in unrealized gains or losses on foreign currency related transactions	$609,252	$(344,278)

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Global Opportunities Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Global Opportunities Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

32

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

123670 566675 rv7 06/2010

Evergreen International Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen International Equity Fund for the six-month period that ended April 30, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

In the United States, employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level

LETTER TO SHAREHOLDERS continued

since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

The tension between macro-economic forces, cyclical factors, and structural imbalances made for an interesting, if challenging, investing environment. Our current view is that we must be wary of the ongoing, largely unaddressed structural imbalances in the West, while cautiously embracing the strong cyclical upturn in Asia. It remains true that the U.S. economy was propped up by government borrowing during most of the period, which merely offset massive deleveraging at the household and corporate level. Renewed weakness in Western and Eastern Europe is a current concern, and negative surprises presently remain possible in the coming months. Sovereign debt crises in Dubai and Greece may not be the only ones investors will contend with in the next few years. Asia, on the other hand, currently looks healthier. With strong balance sheets and growing economies, that area inspires optimism that good investment opportunities may emerge.

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap, and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

LETTER TO SHAREHOLDERS continued

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. The reorganization of the Fund was approved by the Fund’s shareholders at a meeting held in June 2010. It is anticipated that the reorganization of the Fund, if all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website(www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Francis X. Claró, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

6-month return with sales charge	3.24%	4.14%	8.22%	N/A	N/A

6-month return w/o sales charge	9.53%	9.14%	9.22%	9.59%	9.32%

Average annual return*

1-year with sales charge	25.36%	26.88%	30.97%	N/A	N/A

1-year w/o sales charge	33.01%	31.88%	31.97%	33.32%	32.45%

5-year	1.59%	1.75%	2.04%	3.09%	2.53%

10-year	1.75%	1.79%	1.62%	2.65%	1.94%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Historical performance shown for Class R prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been higher.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (Net) (MSCI EAFE Free (N)) and the Consumer Price Index (CPI).

The MSCI EAFE Free (N) is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

FUND AT A GLANCE continued

This section left intentionally blank

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	11/1/2009	4/30/2010	During Period*

Actual
Class A	$1,000.00	$1,095.26	$5.45
Class B	$1,000.00	$1,091.43	$9.33
Class C	$1,000.00	$1,092.15	$9.34
Class I	$1,000.00	$1,095.94	$4.16
Class R	$1,000.00	$1,093.19	$6.75
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.59	$5.26
Class B	$1,000.00	$1,015.87	$9.00
Class C	$1,000.00	$1,015.87	$9.00
Class I	$1,000.00	$1,020.83	$4.01
Class R	$1,000.00	$1,018.35	$6.51

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.05% for Class A, 1.80% for Class B, 1.80% for Class C, 0.80% for Class I and 1.30% for Class R), multiplied by the average account value over the period, multiplied by 181/365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.57	$6.14	$12.74	$11.15	$9.65	$8.15

Income from investment operations
Net investment income	0.03 [1]	0.12	0.22 [1]	0.17	0.23 [1]	0.10
Net realized and unrealized gains or losses on investments	0.59	0.50	(5.39)	2.73	1.93	1.50

Total from investment operations	0.62	0.62	(5.17)	2.90	2.16	1.60

Distributions to shareholders from
Net investment income	(0.13)	(0.19)	(0.26)	(0.31)	(0.24)	(0.10)
Net realized gains	0	0	(1.17)	(1.00)	(0.42)	0

Total distributions to shareholders	(0.13)	(0.19)	(1.43)	(1.31)	(0.66)	(0.10)

Net asset value, end of period	$7.06	$6.57	$6.14	$12.74	$11.15	$9.65

Total return[2]	9.53%	10.55%	(45.46)%	28.72%	23.46%	19.83%

Ratios and supplemental data
Net assets, end of period (millions)	$244	$255	$299	$768	$615	$476
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.05%[3]	1.08%	0.95%	0.95%	1.02%	1.03%
Expenses excluding waivers/reimbursements and expense reductions	1.05%[3]	1.08%	0.97%	0.97%	1.02%	1.03%
Net investment income	0.74%[3]	2.16%	2.30%	1.71%	2.23%	1.48%
Portfolio turnover rate	19%	203%	111%	42%	80%	58%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.38	$5.92	$12.32	$10.82	$9.38	$7.93

Income from investment operations
Net investment income (loss)	0	0.08 [1]	0.15 [1]	0.11 [1]	0.16 [1]	0.07
Net realized and unrealized gains or losses on investments	0.58	0.48	(5.21)	2.62	1.87	1.44

Total from investment operations	0.58	0.56	(5.06)	2.73	2.03	1.51

Distributions to shareholders from
Net investment income	(0.07)	(0.10)	(0.17)	(0.23)	(0.17)	(0.06)
Net realized gains	0	0	(1.17)	(1.00)	(0.42)	0

Total distributions to shareholders	(0.07)	(0.10)	(1.34)	(1.23)	(0.59)	(0.06)

Net asset value, end of period	$6.89	$6.38	$5.92	$12.32	$10.82	$9.38

Total return[2]	9.14%	9.64%	(45.86)%	27.77%	22.57%	19.05%

Ratios and supplemental data
Net assets, end of period (millions)	$21	$22	$30	$70	$70	$57
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%[3]	1.83%	1.70%	1.67%	1.72%	1.73%
Expenses excluding waivers/reimbursements and expense reductions	1.80%[3]	1.83%	1.70%	1.67%	1.72%	1.73%
Net investment income (loss)	(0.01)%[3]	1.45%	1.59%	0.98%	1.54%	0.80%
Portfolio turnover rate	19%	203%	111%	42%	80%	58%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.38	$5.91	$12.31	$10.82	$9.39	$7.94

Income from investment operations
Net investment income (loss)	(0.01)[1]	0.05	0.15 [1]	0.11 [1]	0.16 [1]	0.07
Net realized and unrealized gains or losses on investments	0.59	0.51	(5.20)	2.62	1.86	1.43

Total from investment operations	0.58	0.56	(5.05)	2.73	2.02	1.50

Distributions to shareholders from
Net investment income	(0.07)	(0.09)	(0.18)	(0.24)	(0.17)	(0.05)
Net realized gains	0	0	(1.17)	(1.00)	(0.42)	0

Total distributions to shareholders	(0.07)	(0.09)	(1.35)	(1.24)	(0.59)	(0.05)

Net asset value, end of period	$6.89	$6.38	$5.91	$12.31	$10.82	$9.39

Total return[2]	9.22%	9.62%	(45.85)%	27.76%	22.50%	19.00%

Ratios and supplemental data
Net assets, end of period (millions)	$35	$37	$47	$118	$99	$74
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%[3]	1.83%	1.70%	1.67%	1.72%	1.73%
Expenses excluding waivers/reimbursements and expense reductions	1.80%[3]	1.83%	1.70%	1.67%	1.72%	1.73%
Net investment income (loss)	(0.01)%[3]	1.39%	1.61%	0.98%	1.55%	0.77%
Portfolio turnover rate	19%	203%	111%	42%	80%	58%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.63	$6.21	$12.88	$11.26	$9.74	$8.21

Income from investment operations
Net investment income	0.05	0.15	0.23 [1]	0.23	0.26	0.16 [1]
Net realized and unrealized gains or losses on investments	0.58	0.49	(5.43)	2.73	1.94	1.49

Total from investment operations	0.63	0.64	(5.20)	2.96	2.20	1.65

Distributions to shareholders from
Net investment income	(0.15)	(0.22)	(0.30)	(0.34)	(0.26)	(0.12)
Net realized gains	0	0	(1.17)	(1.00)	(0.42)	0

Total distributions to shareholders	(0.15)	(0.22)	(1.47)	(1.34)	(0.68)	(0.12)

Net asset value, end of period	$7.11	$6.63	$6.21	$12.88	$11.26	$9.74

Total return	9.59%	10.73%	(45.26)%	29.09%	23.77%	20.29%

Ratios and supplemental data
Net assets, end of period (millions)	$498	$671	$795	$2,519	$2,403	$2,006
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%[2]	0.83%	0.69%	0.67%	0.72%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.80%[2]	0.83%	0.69%	0.67%	0.72%	0.73%
Net investment income	0.95%[2]	2.39%	2.34%	1.99%	2.52%	1.78%
Portfolio turnover rate	19%	203%	111%	42%	80%	58%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS R		2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.47	$6.03	$12.55	$11.02	$9.57	$8.00

Income from investment operations
Net investment income	0.02	0.10	0.19 [1]	0.15	0.21 [1]	0.11 [1]
Net realized and unrealized gains or losses on investments	0.58	0.50	(5.29)	2.68	1.90	1.46

Total from investment operations	0.60	0.60	(5.10)	2.83	2.11	1.57

Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.25)	(0.30)	(0.24)	0
Net realized gains	0	0	(1.17)	(1.00)	(0.42)	0

Total distributions to shareholders	(0.12)	(0.16)	(1.42)	(1.30)	(0.66)	0

Net asset value, end of period	$6.95	$6.47	$6.03	$12.55	$11.02	$9.57

Total return	9.32%	10.13%	(45.52)%	28.40%	23.16%	19.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,324	$3,811	$3,603	$9,107	$4,694	$1,958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.30%[2]	1.33%	1.20%	1.16%	1.22%	1.23%
Expenses excluding waivers/reimbursements and expense reductions	1.30%[2]	1.33%	1.20%	1.16%	1.22%	1.23%
Net investment income	0.51%[2]	1.79%	2.03%	1.49%	2.02%	1.21%
Portfolio turnover rate	19%	203%	111%	42%	80%	58%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 16.1%
Automobiles 5.0%
Daimler AG	Germany	332,824	$17,174,257
Isuzu Motors, Ltd. *	Japan	6,589,000	20,799,516
Toyota Motor Corp.	Japan	59,000	2,278,585

			40,252,358

Distributors 0.5%
Kloeckner & Co., SE * ρ	Germany	152,027	4,052,065

Hotels, Restaurants & Leisure 0.6%
InterContinental Hotels Group plc	United Kingdom	246,506	4,335,989

Household Durables 1.1%
Makita Corp.	Japan	268,600	8,327,692

Media 1.2%
Publicis Groupe SA ρ	France	97,198	4,299,939
WPP plc	United Kingdom	482,348	5,128,178

			9,428,117

Multiline Retail 1.2%
NEXT plc	United Kingdom	62,864	2,205,389
PPR SA	France	57,512	7,696,298

			9,901,687

Specialty Retail 1.3%
Hennes & Mauritz AB, Class B ρ	Sweden	59,399	3,786,472
Inditex SA ρ	Spain	74,396	4,573,195
Kingfisher plc	United Kingdom	619,470	2,367,016

			10,726,683

Textiles, Apparel & Luxury Goods 5.2%
adidas AG ρ	Germany	195,894	11,503,017
Burberry Group plc	United Kingdom	410,505	4,225,925
Compagnie Financiere Richemont SA	Switzerland	136,299	5,038,633
LVMH Moet Hennessy Louis Vuitton ρ	France	82,469	9,427,801
Swatch Group AG	Switzerland	39,984	11,786,194

			41,981,570

CONSUMER STAPLES 5.5%
Beverages 0.8%
Anheuser-Busch InBev NV ρ	Belgium	80,219	3,903,239
Carlsberg AS, Class B	Denmark	35,555	2,893,440

			6,796,679

Food & Staples Retailing 0.3%
Metro AG ρ	Germany	35,781	2,150,239

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 3.2%
Lotte Confectionery Co., Ltd. *	South Korea	2,489	$2,751,644
Nestle SA	Switzerland	282,175	13,771,408
Unilever NV ρ	Netherlands	289,983	8,862,124

			25,385,176

Household Products 1.2%
Reckitt Benckiser Group plc	United Kingdom	61,870	3,211,045
Uni-Charm Corp. ρ	Japan	64,200	6,233,377

			9,444,422

ENERGY 7.5%
Energy Equipment & Services 0.7%
Technip SA ρ	France	69,908	5,586,628

Oil, Gas & Consumable Fuels 6.8%
BG Group plc	United Kingdom	163,169	2,739,541
BP plc	United Kingdom	1,107,271	9,646,125
Canadian Natural Resources, Ltd.	Canada	177,710	13,686,014
EnCana Corp.	Canada	178,981	5,920,222
Gazprom OAO, ADR *	Russia	90,674	2,105,450
OAO LUKOIL, ADR	Russia	52,410	2,989,875
Pacific Rubiales Energy Corp. *	Canada	207,478	4,677,344
Royal Dutch Shell plc, Class A	United Kingdom	307,529	9,622,056
Total SA	France	52,610	2,850,776

			54,237,403

FINANCIALS 18.5%
Capital Markets 3.1%
Credit Suisse Group AG	Switzerland	186,878	8,549,056
Deutsche Bank AG	Germany	67,825	4,687,269
Macquarie Group, Ltd. ρ	Australia	68,378	3,119,446
Nomura Holdings, Inc.	Japan	836,000	5,766,877
UBS AG *	Switzerland	178,363	2,755,621

			24,878,269

Commercial Banks 7.6%
Banco Bradesco SA, ADR ρ	Brazil	191,982	3,574,705
Banco Santander SA ρ	Spain	126,280	1,586,520
Bank Pekao SA *	Poland	38,698	2,196,624
Barclays plc *	United Kingdom	1,901,695	9,736,705
BNP Paribas SA	France	79,347	5,453,608
Commonwealth Bank of Australia	Australia	126,190	6,753,311
DBS Group Holdings, Ltd.	Singapore	278,000	3,079,914
HSBC Holdings plc – London Exchange	United Kingdom	1,262,717	12,863,802
Lloyds TSB Group plc *	United Kingdom	3,645,275	3,645,364
Royal Bank of Scotland Group plc *	United Kingdom	3,246,681	2,666,854

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Standard Chartered plc	United Kingdom	103,696	$2,764,087
Unicredito Italian SpA *	Italy	567,028	1,487,223
Westpac Banking Corp.	Australia	219,812	5,462,931

			61,271,648

Consumer Finance 0.3%
Orix Corp. ρ	Japan	24,600	2,253,012

Diversified Financial Services 2.3%
ASX, Ltd. ρ	Australia	130,739	3,957,105
Criteria Caixa Corp. SA	Spain	523,861	2,607,485
Deutsche Boerse AG	Germany	59,825	4,660,585
Hellenic Exchanges Holding SA	Greece	373,545	3,071,988
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	145,816	2,388,945
ING Groep NV *	Netherlands	178,717	1,599,761

			18,285,869

Insurance 3.4%
Allianz SE ρ	Germany	37,740	4,332,615
AMP, Ltd.	Australia	876,434	5,039,286
AXA SA ρ	France	186,645	3,709,932
Muenchener Rueckversicherungs-Gesellschaft AG ρ	Germany	31,231	4,413,673
NKSJ Holdings, Inc. * ρ	Japan	427,100	3,100,891
Zurich Financial Services AG	Switzerland	30,234	6,740,818

			27,337,215

Real Estate Management & Development 1.8%
Brookfield Asset Management, Inc., Class A ρ	Canada	293,082	7,426,698
IRSA Inversiones y Representaciones SA, GDR +	Argentina	562,302	7,146,858

			14,573,556

HEALTH CARE 3.8%
Health Care Technology 0.5%
Agfa-Gevaert NV *	Belgium	540,566	4,063,575

Pharmaceuticals 3.3%
Bayer AG ρ	Germany	74,034	4,736,710
GlaxoSmithKline plc	United Kingdom	102,180	1,892,363
Novartis AG	Switzerland	147,998	7,551,038
Roche Holding AG	Switzerland	64,195	10,138,513
Teva Pharmaceutical Industries, Ltd., ADR	Israel	40,998	2,407,812

			26,726,436

INDUSTRIALS 18.1%
Airlines 0.3%
British Airways plc * ρ	United Kingdom	807,410	2,780,119

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 1.0%
Asahi Glass Co., Ltd. ρ	Japan	268,000	$3,169,384
Compagnie de Saint-Gobain SA	France	101,293	4,947,291

			8,116,675

Commercial Services & Supplies 0.7%
Brunel International NV	Netherlands	89,985	3,290,713
Savills plc	United Kingdom	482,685	2,508,549

			5,799,262

Construction & Engineering 0.7%
Hochtief AG	Germany	31,548	2,610,471
Skanska AB, B Shares ρ	Sweden	158,400	2,638,923

			5,249,394

Electrical Equipment 0.5%
ABB, Ltd.	Switzerland	145,429	2,798,760
Alstom SA	France	19,453	1,149,823

			3,948,583

Industrial Conglomerates 1.2%
Cookson Group plc *	United Kingdom	560,900	4,847,435
Siemens AG	Germany	49,952	4,938,389

			9,785,824

Machinery 4.7%
Invensys plc	United Kingdom	657,260	3,390,578
Komatsu, Ltd. ρ	Japan	381,900	7,707,394
Lonking Holdings, Ltd.	Cayman Islands	3,596,000	2,692,879
Sumitomo Heavy Industries, Ltd. *	Japan	2,863,000	18,982,252
Toshiba Machine Co., Ltd. ρ	Japan	1,061,802	4,631,504

			37,404,607

Marine 1.9%
A.P. Moller-Maersk AS ρ	Denmark	158	1,310,715
Mitsui O.S.K. Lines, Ltd. ρ	Japan	673,000	5,070,919
Nippon Yusen K. K.	Japan	2,098,000	8,618,497

			15,000,131

Professional Services 5.6%
Adecco SA	Switzerland	116,227	6,849,990
Experian plc	United Kingdom	337,703	3,124,649
Hays plc	United Kingdom	4,310,199	7,366,649
Intertek Group plc	United Kingdom	102,648	2,336,993
Randstad Holding NV *	Netherlands	290,450	14,806,868
USG People NV *	Netherlands	590,342	10,390,243

			44,875,392

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.5%
Ashtead Group plc	United Kingdom	2,505,164	$4,544,412
Mitsui & Co., Ltd.	Japan	280,700	4,235,535
Travis Perkins plc *	United Kingdom	187,347	2,411,128
Wolseley plc *	United Kingdom	34,538	868,628

			12,059,703

INFORMATION TECHNOLOGY 14.7%
Communications Equipment 1.1%
Nokia Corp.	Finland	298,104	3,627,989
Research In Motion, Ltd. * ρ	Canada	66,992	4,769,160

			8,397,149

Computers & Peripherals 0.8%
Toshiba Corp. *	Japan	1,156,000	6,628,482

Electronic Equipment, Instruments & Components 1.3%
Nippon Electric Glass Co., Ltd.	Japan	348,000	5,309,758
TDK Corp.	Japan	74,800	4,735,653

			10,045,411

Internet Software & Services 4.8%
Monster Worldwide, Inc. ρ *	United States	823,936	14,361,205
Netease.com, Inc. *	Cayman Islands	109,674	3,824,332
SINA Corp. *	Cayman Islands	325,703	11,953,300
Tencent Holdings, Ltd.	Cayman Islands	105,900	2,174,033
Yahoo Japan Corp. ρ	Japan	17,042	6,512,560

			38,825,430

IT Services 0.2%
Capgemini ρ	France	28,994	1,471,033

Office Electronics 0.6%
Canon, Inc.	Japan	104,600	4,775,510

Semiconductors & Semiconductor Equipment 4.3%
Aixtron AG ρ	Germany	68,346	2,140,488
ASML Holding NV	Netherlands	228,341	7,443,226
Elpida Memory, Inc. * ρ	Japan	327,900	6,877,543
Infineon Technologies AG *	Germany	603,153	4,277,842
MediaTek, Inc.	Taiwan	292,864	4,927,169
Samsung Electronics Co., Ltd.	South Korea	5,406	4,088,648
Tokyo Electron, Ltd.	Japan	75,400	4,983,234

			34,738,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 1.6%
Nintendo Co., Ltd.	Japan	8,300	$2,789,549
SAP AG	Germany	43,314	2,086,681
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	343,280	8,187,228

			13,063,458

MATERIALS 10.0%
Chemicals 1.3%
BASF SE ρ	Germany	59,441	3,475,541
Lanxess AG	Germany	73,623	3,493,441
Potash Corporation of Saskatchewan, Inc., ADR	Canada	32,054	3,541,967

			10,510,949

Metals & Mining 8.7%
Agnico-Eagle Mines, Ltd.	Canada	95,947	6,060,013
Anglo American plc *	United Kingdom	112,513	4,818,804
Antofagasta plc	United Kingdom	578,793	8,825,854
ArcelorMittal SA ρ	Luxembourg	107,467	4,233,564
BHP Billiton plc	United Kingdom	415,895	12,777,316
Goldcorp, Inc., Class A	Canada	95,052	4,108,814
Mechel OAO, ADR *	Russia	134,410	3,454,337
New World Resources NV, Class A	Netherlands	309,397	4,363,374
Newcrest Mining, Ltd.	Australia	171,509	5,156,179
Rio Tinto plc	United Kingdom	189,378	9,553,062
Xstrata plc *	United Kingdom	379,798	6,289,373

			69,640,690

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.0%
France Telecom	France	115,829	2,539,007
Telefonica SA	Spain	84,226	1,891,447
Telenor ASA *	Norway	232,609	3,323,293

			7,753,747

Wireless Telecommunication Services 0.7%
China Mobile, Ltd., ADR	Hong Kong	55,489	2,713,412
Vodafone Group plc	United Kingdom	1,347,997	2,996,604

			5,710,016

Total Common Stocks (cost $613,231,012)			768,576,003

PREFERRED STOCKS 1.7%
HEALTH CARE 1.7%
Health Care Equipment & Supplies 1.7%
Fresenius AG, Var. Rate Pfd. (cost $7,467,955)	Germany	190,023	13,750,783

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 15.3%
MUTUAL FUND SHARES 15.3%
State Street Navigator Securities Lending Prime Portfolio, 0.23% § ρρ (cost $122,408,522)	United States	122,408,522	$122,408,522

Total Investments (cost $743,107,489) 112.9%			904,735,308
Other Assets and Liabilities (12.9%)			(103,442,953)

Net Assets 100.0%			$801,292,355

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of long-term investments by geographic location as of April 30, 2010:

United Kingdom	20.0%
Japan	18.4%
Germany	12.1%
Switzerland	9.7%
Netherlands	6.5%
Canada	6.4%
France	6.3%
Australia	3.8%
Cayman Islands	3.7%
United States	1.8%
Spain	1.3%
Russia	1.1%
Belgium	1.0%
Argentina	0.9%
South Korea	0.9%
Sweden	0.8%
Hong Kong	0.7%
Taiwan	0.6%
Brazil	0.5%
Denmark	0.5%
Finland	0.5%
Luxembourg	0.5%
Greece	0.4%
Norway	0.4%
Singapore	0.4%
Israel	0.3%
Poland	0.3%
Italy	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2010:

Financials	19.0%
Industrials	18.6%
Consumer Discretionary	16.5%
Information Technology	15.1%
Materials	10.2%
Energy	7.6%
Health Care	5.7%
Consumer Staples	5.6%
Telecommunication Services	1.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $743,107,489) including $115,982,849 of securities loaned	$904,735,308
Foreign currency, at value (cost $2,631,957)	2,680,529
Receivable for securities sold	27,563,840
Receivable for Fund shares sold	285,013
Dividends receivable	2,708,019
Receivable for securities lending income	60,133
Unrealized gains on forward foreign currency exchange contracts	618,894
Prepaid expenses and other assets	12,344

Total assets	938,664,080

Liabilities
Payable for securities purchased	569,732
Payable for Fund shares redeemed	2,571,030
Unrealized losses on forward foreign currency exchange contracts	943,938
Payable for securities on loan	122,408,522
Demand note payable	10,527,421
Advisory fee payable	28,449
Distribution Plan expenses payable	9,885
Due to other related parties	13,818
Accrued expenses and other liabilities	298,930

Total liabilities	137,371,725

Net assets	$801,292,355

Net assets represented by
Paid-in capital	$846,093,229
Undistributed net investment income	2,265,580
Accumulated net realized losses on investments	(208,472,276)
Net unrealized gains on investments	161,405,822

Total net assets	$801,292,355

Net assets consists of
Class A	$243,545,166
Class B	21,027,889
Class C	34,506,243
Class I	497,889,259
Class R	4,323,798

Total net assets	$801,292,355

Shares outstanding (unlimited number of shares authorized)
Class A	34,517,919
Class B	3,051,892
Class C	5,010,696
Class I	70,043,334
Class R	621,916

Net asset value per share
Class A	$7.06
Class A — Offering price (based on sales charge of 5.75%)	$7.49
Class B	$6.89
Class C	$6.89
Class I	$7.11
Class R	$6.95

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $728,236)	$8,151,079
Securities lending	142,635
Income from affiliated issuers	507

Total investment income	8,294,221

Expenses
Advisory fee	1,990,117
Distribution Plan expenses
Class A	317,153
Class B	110,068
Class C	181,847
Class R	10,567
Administrative services fee	470,939
Transfer agent fees	669,388
Trustees’ fees and expenses	21,814
Printing and postage expenses	80,600
Custodian and accounting fees	385,416
Registration and filing fees	33,925
Professional fees	48,353
Interest expense	38,311
Other	17,171

Total expenses	4,375,669
Less: Expense reductions	(103)

Net expenses	4,375,566

Net investment income	3,918,655

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities in unaffiliated issuers	37,694,019
Foreign currency related transactions	698,897

Net realized gains on investments	38,392,916

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	50,235,089
Foreign currency related transactions	871,883

Net change in unrealized gains or losses on investments	51,106,972

Net realized and unrealized gains or losses on investments	89,499,888

Net increase in net assets resulting from operations	$93,418,543

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment income		$3,918,655		$22,406,741
Net realized gains or losses on investments		38,392,916		(175,695,461)
Net change in unrealized gains or losses on investments		51,106,972		245,752,406

Net increase in net assets resulting from operations		93,418,543		92,463,686

Distributions to shareholders from
Net investment income
Class A		(4,876,557)		(8,878,274)
Class B		(234,688)		(471,210)
Class C		(414,223)		(648,334)
Class I		(14,040,751)		(27,079,186)
Class R		(74,891)		(94,528)

Total distributions to shareholders		(19,641,110)		(37,171,532)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,928,071	13,288,895	8,183,275	47,254,336
Class B	17,642	118,248	478,067	2,601,608
Class C	82,831	563,372	465,825	2,679,841
Class I	5,873,527	40,726,890	24,942,052	144,965,314
Class R	142,848	973,152	377,726	2,202,861

		55,670,557		199,703,960

Net asset value of shares issued in reinvestment of distributions
Class A	631,488	4,237,287	1,331,042	7,586,941
Class B	31,773	208,747	70,573	393,798
Class C	50,773	333,577	88,399	493,265
Class I	1,071,021	7,229,394	1,946,383	11,172,237
Class R	6,556	43,403	6,269	35,294

		12,052,408		19,681,535

Automatic conversion of Class B shares to Class A shares
Class A	19,854	138,782	413,627	2,462,019
Class B	(20,439)	(138,782)	(424,518)	(2,462,019)

		0		0

Payment for shares redeemed
Class A	(6,898,242)	(47,776,412)	(19,745,972)	(116,029,931)
Class B	(470,532)	(3,194,666)	(1,655,560)	(9,369,699)
Class C	(873,982)	(5,910,942)	(2,773,090)	(15,420,502)
Class I	(38,229,799)	(271,849,932)	(53,561,039)	(316,918,633)
Class R	(116,521)	(797,462)	(392,111)	(2,315,994)

		(329,529,414)		(460,054,759)

Net decrease in net assets resulting from capital share transactions		(261,806,449)		(240,669,264)

Total decrease in net assets		(188,029,016)		(185,377,110)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Net assets
Beginning of period	$989,321,371	$1,174,698,481

End of period	$801,292,355	$989,321,371

Undistributed net investment income	$2,265,580	$17,988,035

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA International Equity Fund, increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of Class R shares.

For the six months ended April 30, 2010, WFFD and/or EIS received $2,466 from the sale of Class A shares and $18, $31,356 and $796 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $173,446,377 and $463,026,156, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$109,918,872	$658,657,131	$0	$768,576,003
Preferred stocks	0	13,750,783	0	13,750,783
Short-term investments	122,408,522	0	0	122,408,522

	$232,327,394	$672,407,914	$0	$904,735,308

Further details on the major security types listed above can be found in the Schedule of Investments.

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward foreign currency contracts	$0	$(325,044)	$0	$(325,044)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended April 30, 2010, the Fund loaned securities to certain brokers. At April 30, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $115,982,849 and $122,408,522, respectively.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $762,490,472. The gross unrealized appreciation and depreciation on securities based on tax cost was $150,162,792 and $7,917,956, respectively, with a net unrealized appreciation of $142,244,836.

As of October 31, 2009, the Fund had $222,520,634 in capital loss carryovers for federal income tax purposes with $8,421,423 expiring in 2016 and $214,099,211 expiring in 2017.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At April 30, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

07/07/2010	20,112,000	EUR	$26,783,583	$27,430,757	$(647,174)
07/07/2010	12,200,000	GBP	18,661,909	18,815,450	(153,541)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

07/07/2010	20,112,000	EUR	$26,783,583	$27,151,803	$368,220
07/07/2010	6,100,000	GBP	9,330,954	9,259,922	(71,032)
07/07/2010	6,100,000	GBP	9,330,954	9,258,763	(72,191)
07/30/2010	2,301,328,000	JPY	24,520,092	24,770,766	250,674

As of April 30, 2010, the Fund had average market values of $32,112,042 and $80,965,159 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended April 30, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 was as follows:

	Location of gains or losses on derivatives	Realized gains or losses on derivatives	Change in unrealized gains or losses on derivatives

Forward foreign currency contracts	Net realized gains on foreign currency related transactions/Net change in unrealized gains or losses on foreign currency related transactions	$688,547	$954,551

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata.

During the six months ended April 30, 2010, the Fund had average borrowings outstanding of $2,571,208 (on an annualized basis) at an average rate of 1.49% and paid interest of $38,311.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. REORGANIZATION

At a Special Meeting of Shareholders of the Fund held on June 8, 2010, the shareholders approved a plan to merge the Fund into Wells Fargo Advantage International Core Fund. The merger is scheduled to take place on or about July 16, 2010.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — The proposed reorganization of the Fund into Wells Fargo Advantage International Core Fund, which will be a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$648,082,515
Net assets voted “Against”	$4,138,100
Net assets voted “Abstain”	$7,740,011

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

123671 566676 rv7 06/2010

Evergreen Intrinsic World Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Intrinsic World Equity Fund for the six-month period that ended April 30, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

In the United States, employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level

1

LETTER TO SHAREHOLDERS continued

since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

The tension between macro-economic forces, cyclical factors, and structural imbalances made for an interesting, if challenging, investing environment. Our current view is that we must be wary of the ongoing, largely unaddressed structural imbalances in the West, while cautiously embracing the strong cyclical upturn in Asia. It remains true that the U.S. economy was propped up by government borrowing during most of the period, which merely offset massive deleveraging at the household and corporate level. Renewed weakness in Western and Eastern Europe is a current concern, and negative surprises presently remain possible in the coming months. Sovereign debt crises in Dubai and Greece may not be the only ones investors will contend with in the next few years. Asia, on the other hand, currently looks healthier. With strong balance sheets and growing economies, that area inspires optimism that good investment opportunities may emerge.

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap, and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

2

LETTER TO SHAREHOLDERS continued

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. The reorganization of the Fund was approved by the Fund’s shareholders at a meeting held in June 2010. It is anticipated that the reorganization of the Fund, if all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Metropolitan West Capital Management, LLC

Portfolio Managers:

Howard Gleicher, CFA; David M. Graham; Gary W. Lisenbee; Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1996

	Class A	Class B	Class C	Class I
Class inception date	4/30/1996	5/18/2007	5/18/2007	5/18/2007

Nasdaq symbol	EWEAX	EWEBX	EWECX	EWEIX

6-month return with sales charge	3.19%	4.08%	8.09%	N/A

6-month return w/o sales charge	9.49%	9.08%	9.09%	9.61%

Average annual return*

1-year with sales charge	31.13%	33.10%	37.07%	N/A

1-year w/o sales charge	39.17%	38.10%	38.07%	39.43%

5-year	2.59%	3.11%	3.36%	3.94%

10-year	1.58%	2.11%	1.95%	2.24%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intrinsic World Equity Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Morgan Stanley Capital International World Index (Net) (MSCI World (N)) and the Consumer Price Index (CPI).

The MSCI World (N) is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Classes B, C and I prior their inception is based on the performance of Class A. Historical performance for Class A prior to 5/21/2007 is based on the performance of the fund’s predecessor fund, Atlas Global Growth Fund. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and fund’s predecessor fund and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Class B shares are closed to new investments by new and existing shareholders.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

5

FUND AT A GLANCE continued

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Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2010, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	11/1/2009	4/30/2010	During Period*

Actual
Class A	$ 1,000.00	$ 1,094.89	$ 7.64
Class B	$ 1,000.00	$ 1,090.81	$11.51
Class C	$ 1,000.00	$ 1,090.94	$11.56
Class I	$ 1,000.00	$ 1,096.05	$ 6.34
Hypothetical
(5% return before expenses)
Class A	$ 1,000.00	$ 1,017.50	$ 7.35
Class B	$ 1,000.00	$ 1,013.79	$11.08
Class C	$ 1,000.00	$ 1,013.74	$11.13
Class I	$ 1,000.00	$ 1,018.74	$ 6.11

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.47% for Class A, 2.22% for Class B, 2.23% for Class C and 1.22% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,			Year Ended December 31,

CLASS A		2009	2008	2007[1,2]	2006[2]	2005[2]	2004[2]

Net asset value, beginning of period	$13.27	$13.76	$24.23	$26.61	$23.65	$21.02	$17.89

Income from investment operations
Net investment income	0.02	0.09 [3]	0.29	0.17 [3]	0.17 [3]	0.09 [3]	0.04 [3]
Net realized and unrealized gains or losses on investments	1.23	1.89	(9.55)	2.29	3.62	2.65	3.14

Total from investment operations	1.25	1.98	(9.26)	2.46	3.79	2.74	3.18

Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.13)	0	(0.16)	(0.11)	(0.05)
Net realized gains	0	(2.23)	(1.08)	(4.84)	(0.67)	0	0

Total distributions to shareholders	(0.11)	(2.47)	(1.21)	(4.84)	(0.83)	(0.11)	(0.05)

Net asset value, end of period	$14.41	$13.27	$13.76	$24.23	$26.61	$23.65	$21.02

Total return[4]	9.49%	20.29%	(40.11)%	10.42%	16.02%	13.02%	17.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$105,752	$103,995	$107,210	$279,146	$457,035	$321,219	$242,402
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.47%[5]	1.57%	1.36%	1.24%[5]	1.29%	1.31%	1.35%
Expenses excluding waivers/reimbursements and expense reductions	1.47%[5]	1.57%	1.36%	1.24%[5]	1.29%	1.31%	1.35%
Net investment income	0.24%[5]	0.77%	1.04%	0.78%[5]	0.66%	0.43%	0.22%
Portfolio turnover rate	5%	16%	44%	66%	21%	28%	20%

1	For the ten months ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
2

On May 21, 2007, the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 21, 2007 are those of Atlas Fund.

3	Per share amount is based on average shares outstanding during the period.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS B		2009	2008	2007[1]

Net asset value, beginning of period	$12.99	$13.60	$24.15	$28.59

Income from investment operations
Net investment income (loss)	(0.02)	(0.01)[2]	0.02 [2]	(0.11)[2]
Net realized and unrealized gains or losses on investments	1.20	1.86	(9.35)	0.51

Total from investment operations	1.18	1.85	(9.33)	0.40

Distributions to shareholders from
Net investment income	(0.04)	(0.23)	(0.14)	0
Net realized gains	0	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(0.04)	(2.46)	(1.22)	(4.84)

Net asset value, end of period	$14.13	$12.99	$13.60	$24.15

Total return[3]	9.08%	19.39%	(40.57)%	2.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$247	$214	$119	$60
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.22%[4]	2.32%	2.18%	2.06%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.22%[4]	2.32%	2.18%	2.06%[4]
Net investment income (loss)	(0.55)%[4]	(0.06)%	0.08%	(0.94)%[4]
Portfolio turnover rate	5%	16%	44%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS C		2009	2008	2007[1]

Net asset value, beginning of period	$12.96	$13.58	$24.14	$28.59

Income from investment operations
Net investment loss	(0.04)[2]	(0.03)[2]	(0.03)[2]	(0.10)[2]
Net realized and unrealized gains or losses on investments	1.23	1.87	(9.28)	0.49

Total from investment operations	1.19	1.84	(9.31)	0.39

Distributions to shareholders from
Net investment income	(0.04)	(0.23)	(0.17)	0
Net realized gains	0	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(0.04)	(2.46)	(1.25)	(4.84)

Net asset value, end of period	$14.11	$12.96	$13.58	$24.14

Total return[3]	9.09%	19.35%	(40.55)%	2.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$728	$427	$154	$14
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.23%[4]	2.33%	2.21%	2.05%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.23%[4]	2.33%	2.21%	2.05%[4]
Net investment loss	(0.54)%[4]	(0.28)%	(0.19)%	(0.92)%[4]
Portfolio turnover rate	5%	16%	44%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS I		2009	2008	2007[1]

Net asset value, beginning of period	$13.23	$13.76	$24.26	$28.59

Income from investment operations
Net investment income	0.03 [2]	0.15 [2]	0.38 [2]	0.01
Net realized and unrealized gains or losses on investments	1.23	1.85	(9.60)	0.50

Total from investment operations	1.26	2.00	(9.22)	0.51

Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.20)	0
Net realized gains	0	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(0.14)	(2.53)	(1.28)	(4.84)

Net asset value, end of period	$14.35	$13.23	$13.76	$24.26

Total return	9.61%	20.60%	(40.01)%	2.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$187	$161	$1,567	$71,656
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.22%[3]	1.31%	1.01%	1.05%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.22%[3]	1.31%	1.01%	1.05%[3]
Net investment income	0.48%[3]	1.33%	1.70%	0.12%[3]
Portfolio turnover rate	5%	16%	44%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Per share amount is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 10.6%
Household Durables 2.4%
NVR, Inc. * ρ	United States	3,500	$2,513,175

Media 4.0%
Lions Gate Entertainment Corp. *	Canada	220,000	1,522,400
Vivendi SA ρ	France	65,000	1,710,776
Warner Music Group Corp. *	United States	155,000	1,061,750

			4,294,926

Specialty Retail 2.6%
Home Depot, Inc. ρ	United States	80,000	2,820,000

Textiles, Apparel & Luxury Goods 1.6%
Polo Ralph Lauren Corp. ρ	United States	19,000	1,708,100

CONSUMER STAPLES 10.3%
Beverages 1.8%
Diageo plc	United Kingdom	111,668	1,904,362

Food & Staples Retailing 2.6%
Aeon Co., Ltd. ρ	Japan	100,000	1,150,522
Carrefour SA ρ	France	33,000	1,616,888

			2,767,410

Food Products 4.2%
Bunge, Ltd.	Bermuda	36,000	1,906,200
Unilever NV	Netherlands	87,000	2,632,620

			4,538,820

Household Products 1.7%
Kao Corp.	Japan	75,000	1,815,379

ENERGY 9.2%
Energy Equipment & Services 5.1%
Schlumberger, Ltd. ρ	Netherlands Antilles	30,000	2,142,600
Transocean, Ltd. *	Switzerland	20,000	1,449,000
Weatherford International, Ltd. ρ *	Switzerland	101,000	1,829,110

			5,420,710

Oil, Gas & Consumable Fuels 4.1%
Royal Dutch Shell plc, Class A ρ	United Kingdom	75,929	2,382,824
Total SA * ρ	France	30,000	1,625,609
Total SA, ADR *	France	7,000	380,660

			4,389,093

FINANCIALS 21.6%
Commercial Banks 11.9%
77 Bank, Ltd. ρ	Japan	340,000	1,935,851
Banco Santander SA, ADR ρ	Spain	140,000	1,727,600
Chinatrust Financial Holding Co., Ltd.	Taiwan	2,579,742	1,447,538

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
DBS Group Holdings, Ltd.	Singapore	220,000	$2,437,342
Mitsubishi UFJ Financial Group, Inc.	Japan	280,000	1,456,820
Standard Chartered plc	United Kingdom	92,131	2,455,814
Unicredito Italian SpA *	Italy	470,000	1,232,734

			12,693,699

Consumer Finance 3.3%
Orix Corp. ρ	Japan	13,000	1,190,616
Orix Corp., ADR ρ *	Japan	13,000	594,490
Visa, Inc., Class A	United States	20,000	1,804,600

			3,589,706

Diversified Financial Services 2.4%
JPMorgan Chase & Co.	United States	60,000	2,554,800

Insurance 1.5%
Cathay Financial Holding Co., Ltd. *	Taiwan	1,000,000	1,593,414

Real Estate Investment Trusts (REITs) 2.5%
UDR, Inc. ρ	United States	130,000	2,640,300

HEALTH CARE 4.6%
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	United States	27,000	1,274,940

Pharmaceuticals 3.4%
Abbott Laboratories	United States	4,460	228,146
Eli Lilly & Co.	United States	46,000	1,608,620
Shionogi & Co., Ltd. ρ	Japan	100,000	1,798,733

			3,635,499

INDUSTRIALS 12.9%
Aerospace & Defense 6.4%
Boeing Co.	United States	24,000	1,738,320
European Aeronautic Defence & Space Co. NV ρ	Netherlands	120,000	2,223,882
Finmeccanica SpA	Italy	100,000	1,279,469
Northrop Grumman Corp.	United States	23,000	1,560,090

			6,801,761

Airlines 0.8%
AMR Corp. * ρ	United States	119,000	878,220

Building Products 1.5%
TOTO, Ltd. ρ	Japan	250,000	1,669,682

Machinery 4.2%
Komatsu, Ltd. ρ	Japan	90,000	1,816,354
SPX Corp.	United States	38,000	2,655,440

			4,471,794

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 16.3%
Computers & Peripherals 7.6%
Apple, Inc. *	United States	14,000	$3,655,680
EMC Corp. *	United States	135,000	2,566,350
Toshiba Corp. * ρ	Japan	330,000	1,892,214

			8,114,244

Semiconductors & Semiconductor Equipment 5.7%
Samsung Electronics Co., Ltd.	South Korea	4,412	3,336,869
Samsung Electronics Co., Ltd., GDR * 144A	South Korea	1,000	381,643
Texas Instruments, Inc.	United States	90,000	2,340,900

			6,059,412

Software 3.0%
Oracle Corp.	United States	126,000	3,255,840

MATERIALS 4.1%
Chemicals 4.1%
Dow Chemical Co.	United States	75,000	2,312,250
Toray Industries, Inc. ρ	Japan	370,000	2,111,053

			4,423,303

TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG	Germany	160,000	2,080,500

Wireless Telecommunication Services 2.6%
Vodafone Group plc	United Kingdom	1,250,000	2,778,756

UTILITIES 2.9%
Electric Utilities 2.9%
Enersis SA, ADS	Chile	156,000	3,102,840

Total Common Stocks (cost $112,075,819)			103,790,685

SHORT-TERM INVESTMENTS 19.5%
MUTUAL FUND SHARES 19.5%
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø	United States	358,469	358,469
State Street Navigator Securities Lending Prime Portfolio, 0.23% § ρρ	United States	20,460,940	20,460,940

Total Short-Term Investments (cost $20,819,409)			20,819,409

Total Investments (cost $132,895,228) 116.6%			124,610,094
Other Assets and Liabilities (16.6%)			(17,695,918)

Net Assets 100.0%			$106,914,176

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

§	Rate shown is the 1-day annualized yield at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2010:

United States	37.7%
Japan	16.8%
United Kingdom	9.2%
France	5.1%
Netherlands	4.7%
South Korea	3.6%
Switzerland	3.2%
Chile	3.0%
Taiwan	2.9%
Italy	2.4%
Singapore	2.3%
Netherlands Antilles	2.1%
Germany	2.0%
Bermuda	1.8%
Spain	1.7%
Canada	1.5%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2010:

Financials	22.2%
Information Technology	16.8%
Industrials	13.3%
Consumer Discretionary	10.9%
Consumer Staples	10.6%
Energy	9.5%
Health Care	4.7%
Telecommunication Services	4.7%
Materials	4.3%
Utilities	3.0%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $132,536,759) including $19,456,967 of securities loaned	$124,251,625
Investments in affiliated issuers, at value (cost $358,469)	358,469

Total investments	124,610,094
Receivable for securities sold	2,677,230
Receivable for Fund shares sold	4,492
Dividends receivable	403,482
Receivable for securities lending income	1,852
Prepaid expenses and other assets	43,401

Total assets	127,740,551

Liabilities
Payable for securities purchased	228,146
Payable for Fund shares redeemed	92,068
Payable for securities on loan	20,460,940
Advisory fee payable	5,542
Distribution Plan expenses payable	2,293
Due to other related parties	1,090
Accrued expenses and other liabilities	36,296

Total liabilities	20,826,375

Net assets	$106,914,176

Net assets represented by
Paid-in capital	$126,470,738
Undistributed net investment income	126,019
Accumulated net realized losses on investments	(11,412,391)
Net unrealized losses on investments	(8,270,190)

Total net assets	$106,914,176

Net assets consists of
Class A	$105,751,762
Class B	247,222
Class C	728,365
Class I	186,827

Total net assets	$106,914,176

Shares outstanding (unlimited number of shares authorized)
Class A	7,337,643
Class B	17,491
Class C	51,636
Class I	13,016

Net asset value per share
Class A	$14.41
Class A — Offering price (based on sales charge of 5.75%)	$15.29
Class B	$14.13
Class C	$14.11
Class I	$14.35

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $87,326)	$912,453
Securities lending	8,704
Income from affiliated issuers	99

Total investment income	921,256

Expenses
Advisory fee	334,072
Distribution Plan expenses
Class A	133,374
Class B	1,279
Class C	3,149
Administrative services fee	53,883
Transfer agent fees	159,331
Trustees’ fees and expenses	1,336
Printing and postage expenses	18,180
Custodian and accounting fees	44,456
Registration and filing fees	27,990
Professional fees	16,751
Other	1,929

Total expenses	795,730
Less: Expense reductions	(12)

Net expenses	795,718

Net investment income	125,538

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	1,970,584
Foreign currency related transactions	(19,983)

Net realized gains on investments	1,950,601

Net change in unrealized gains or losses on securities in unaffiliated issuers	7,681,670

Net realized and unrealized gains or losses on investments	9,632,271

Net increase in net assets resulting from operations	$9,757,809

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment income		$125,538		$725,351
Net realized gains or losses on investments		1,950,601		(13,159,880)
Net change in unrealized gains or losses on investments		7,681,670		28,721,811

Net increase in net assets resulting from operations		9,757,809		16,287,282

Distributions to shareholders from
Net investment income
Class A		(877,846)		(2,162,769)
Class B		(631)		(3,435)
Class C		(1,414)		(10,484)
Class I		(1,852)		(30,796)
Net realized gains
Class A		0		(16,842,664)
Class B		0		(27,433)
Class C		0		(40,876)
Class I		0		(231,265)

Total distributions to shareholders		(881,743)		(19,349,722)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	81,875	1,161,851	175,147	2,025,419
Class B	5,253	71,708	9,140	111,567
Class C	23,136	321,277	92,470	993,857
Class I	710	10,000	12,919	150,283

		1,564,836		3,281,126

Net asset value of shares issued in reinvestment of distributions
Class A	62,022	851,565	1,823,730	18,565,889
Class B	45	609	2,776	27,848
Class C	93	1,257	3,647	36,552
Class I	135	1,847	3,132	31,897

		855,278		18,662,186

Automatic conversion of Class B shares to Class A shares
Class A	368	4,884	176	1,810
Class B	(375)	(4,884)	(179)	(1,810)

		0		0

Payment for shares redeemed
Class A	(644,312)	(9,061,057)	(1,952,391)	(21,104,049)
Class B	(3,894)	(55,299)	(4,047)	(46,138)
Class C	(4,511)	(61,971)	(74,569)	(725,411)
Class I	(27)	(368)	(117,720)	(1,258,932)

		(9,178,695)		(23,134,530)

Net decrease in net assets resulting from capital share transactions		(6,758,581)		(1,191,218)

Total increase (decrease) in net assets		2,117,485		(4,253,658)
Net assets
Beginning of period		104,796,691		109,050,349

End of period		$106,914,176		$104,796,691

Undistributed net investment income		$126,019		$882,224

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intrinsic World Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Metropolitan West Capital Management, LLC, an affiliate of EIMC and an indirect, majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2010, WFFD and/or EIS received $558 from the sale of Class A shares and $1,086 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $5,006,257 and $14,244,451, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$56,465,040	$47,325,645	$0	$103,790,685
Short-term investments	20,819,409	0	0	20,819,409

	$77,284,449	$47,325,645	$0	$124,610,094

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended April 30, 2010, the Fund loaned securities to certain brokers. At April 30, 2010 the value of securities on loan and the total value of collateral received for securities loaned amounted to $19,456,967 and $20,460,940, respectively.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $133,020,885. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,346,518 and $24,757,309, respectively, with a net unrealized depreciation of $8,410,791.

As of October 31, 2009, the Fund had $13,229,354 in capital loss carryovers for federal income tax purposes expiring in 2017.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. REORGANIZATION

At a Special Meeting of Shareholders of the Fund held on June 21, 2010, the shareholders approved a plan to merge the Fund into Wells Fargo Advantage Intrinsic World Equity Fund. The merger is scheduled to take place on or about July 16, 2010.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

123672 580711 rv2 06/2010

Evergreen Precious Metals Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Precious Metals Fund for the six-month period that ended April 30, 2010 (the “period”).

After a period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

U.S. economic growth was strong throughout most of the period as the economic recovery appeared to gain momentum. Gross Domestic Product (GDP) returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. Originally, much of the growth was attributable to government stimulus, raising questions over the sustainability of the recovery. However, in the first quarter of 2010, GDP growth primarily reflected positive contributions from personal consumption expenditures (PCE), private inventory investment, exports, and nonresidential fixed investment—all signs that growth was finally being led by the private sector, a far more positive indicator of recovery than government-driven growth that is typically inefficient and unsustainable.

Employment data also turned positive during the period, another welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

In other economic data, industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, as well. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

1

LETTER TO SHAREHOLDERS continued

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

During the six-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets. The team supervising Evergreen Health Care Fund, for example, kept the fund well-diversified among health care corporations of different sizes, geographies and industry groups. At the same time, managers of Evergreen Utility and Telecommunications Fund emphasized companies with improving business Fundamentals while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting or an adjournment meeting to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Michael Bradshaw, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

6-month return with sales charge	16.33%	17.97%	21.98%	N/A

6-month return w/o sales charge	23.44%	22.97%	22.98%	23.59%

Average annual return*

1-year with sales charge	53.38%	56.54%	60.53%	N/A

1-year w/o sales charge	62.74%	61.54%	61.53%	63.16%

5-year	25.64%	26.07%	26.23%	27.49%

10-year	25.77%	25.79%	25.59%	26.86%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the FTSE Gold Mines Index (FTSE Gold Mines), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The FTSE Gold Mines and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Investments in both foreign securities and gold and other precious metal investments or securities may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

5

FUND AT A GLANCE continued

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Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of April 30, 2010, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	11/1/2009	4/30/2010	During Period*

Actual
Class A	$1,000.00	$1,234.35	$5.71
Class B	$1,000.00	$1,229.66	$9.84
Class C	$1,000.00	$1,229.79	$9.84
Class I	$1,000.00	$1,235.87	$4.38
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.69	$5.16
Class B	$1,000.00	$1,015.97	$8.90
Class C	$1,000.00	$1,015.97	$8.90
Class I	$1,000.00	$1,020.88	$3.96

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.03% for Class A, 1.78% for Class B, 1.78% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$64.40	$33.15	$76.98	$56.05	$36.01	$33.54

Income from investment operations
Net investment loss	(0.12)	(0.33)[1]	(0.14)[1]	(0.15)[1]	(0.11)[1]	(0.18)
Net realized and unrealized gains or losses on investments	15.20	33.23	(38.79)	24.35	20.47	2.65

Total from investment operations	15.08	32.90	(38.93)	24.20	20.36	2.47

Distributions to shareholders from
Net investment income	0	0	0	(0.42)	(0.32)	0
Net realized gains	0	(1.65)	(4.90)	(2.85)	0	0

Total distributions to shareholders	0	(1.65)	(4.90)	(3.27)	(0.32)	0

Net asset value, end of period	$79.48	$64.40	$33.15	$76.98	$56.05	$36.01

Total return[2]	23.44%	103.24%	(53.66)%	44.99%	56.86%	7.36%

Ratios and supplemental data
Net assets, end of period (thousands)	$746,088	$594,910	$275,695	$587,874	$413,685	$213,089
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%[3]	1.08%	1.05%	1.10%	1.14%	1.30%
Expenses excluding waivers/reimbursements and expense reductions	1.03%[3]	1.08%	1.07%	1.12%	1.16%	1.30%
Net investment loss	(0.31)%[3]	(0.62)%	(0.21)%	(0.26)%	(0.22)%	(0.55)%
Portfolio turnover rate	5%	14%	19%	37%	23%	34%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$60.10	$31.25	$73.39	$53.61	$34.48	$32.35

Income from investment operations
Net investment loss	(0.36)[1]	(0.68)[1]	(0.60)[1]	(0.55)[1]	(0.46)[1]	(0.39)[1]
Net realized and unrealized gains or losses on investments	14.15	31.18	(36.64)	23.24	19.66	2.52

Total from investment operations	13.79	30.50	(37.24)	22.69	19.20	2.13

Distributions to shareholders from
Net investment income	0	0	0	(0.06)	(0.07)	0
Net realized gains	0	(1.65)	(4.90)	(2.85)	0	0

Total distributions to shareholders	0	(1.65)	(4.90)	(2.91)	(0.07)	0

Net asset value, end of period	$73.89	$60.10	$31.25	$73.39	$53.61	$34.48

Total return[2]	22.97%	101.77%	(54.00)%	43.96%	55.78%	6.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,632	$69,553	$40,766	$99,221	$73,208	$42,905
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.78%[3]	1.83%	1.80%	1.82%	1.84%	2.00%
Expenses excluding waivers/reimbursements and expense reductions	1.78%[3]	1.83%	1.80%	1.82%	1.86%	2.00%
Net investment loss	(1.07)%[3]	(1.37)%	(0.97)%	(0.98)%	(0.93)%	(1.25)%
Portfolio turnover rate	5%	14%	19%	37%	23%	34%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$59.63	$31.02	$72.90	$53.31	$34.30	$32.17

Income from investment operations
Net investment loss	(0.37)	(0.68)[1]	(0.60)[1]	(0.55)[1]	(0.45)[1]	(0.39)[1]
Net realized and unrealized gains or losses on investments	14.06	30.94	(36.38)	23.09	19.55	2.52

Total from investment operations	13.69	30.26	(36.98)	22.54	19.10	2.13

Distributions to shareholders from
Net investment income	0	0	0	(0.10)	(0.09)	0
Net realized gains	0	(1.65)	(4.90)	(2.85)	0	0

Total distributions to shareholders	0	(1.65)	(4.90)	(2.95)	(0.09)	0

Net asset value, end of period	$73.32	$59.63	$31.02	$72.90	$53.31	$34.30

Total return[2]	22.98%	101.75%	(54.01)%	43.95%	55.79%	6.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$332,175	$273,636	$129,074	$323,495	$208,445	$103,878
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.78%[3]	1.83%	1.80%	1.82%	1.84%	2.00%
Expenses excluding waivers/reimbursements and expense reductions	1.78%[3]	1.83%	1.80%	1.82%	1.86%	2.00%
Net investment loss	(1.06)%[3]	(1.37)%	(0.97)%	(0.98)%	(0.92)%	(1.25)%
Portfolio turnover rate	5%	14%	19%	37%	23%	34%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$64.41	$33.07	$76.63	$55.78	$35.82	$33.26

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.20)[1]	0.03 [1]	0.01 [1]	0.04 [1]	(0.08)
Net realized and unrealized gains or losses on investments	15.20	33.19	(38.69)	24.24	20.33	2.64

Total from investment operations	15.18	32.99	(38.66)	24.25	20.37	2.56

Distributions to shareholders from
Net investment income	0	0	0	(0.55)	(0.41)	0
Net realized gains	0	(1.65)	(4.90)	(2.85)	0	0

Total distributions to shareholders	0	(1.65)	(4.90)	(3.40)	(0.41)	0

Net asset value, end of period	$79.59	$64.41	$33.07	$76.63	$55.78	$35.82

Total return	23.59%	103.78%	(53.54)%	45.40%	57.30%	7.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,995	$42,511	$15,213	$8,293	$5,910	$2,817
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[2]	0.82%	0.82%	0.82%	0.84%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.79%[2]	0.82%	0.82%	0.82%	0.86%	1.00%
Net investment income (loss)	(0.06)%[2]	(0.37)%	0.04%	0.02%	0.09%	(0.25)%
Portfolio turnover rate	5%	14%	19%	37%	23%	34%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 93.3%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Comaplex Minerals Corp. *	Canada	300,000	$3,095,097

MATERIALS 93.1%
Construction Materials 0.2%
Mineral Deposits, Ltd. *	Australia	2,000,000	1,831,069

Metals & Mining 92.9%
African Barrick Gold, Ltd. *	United Kingdom	533,300	4,838,739
Agnico-Eagle Mines, Ltd. 144A	Canada	35,000	2,208,500
Agnico-Eagle Mines, Ltd. 144A	Canada	875,164	55,275,358
Alamos Gold, Inc. *	Canada	797,600	11,848,577
Allied Gold, Ltd. +	Canada	5,000,000	1,772,002
Anatolia Minerals Development, Ltd.	Canada	450,000	2,090,963
Anatolia Minerals Development, Ltd. – Canadian Exchange *	Canada	1,994,100	9,246,122
Andean Resources, Ltd. +	Australia	400,000	1,212,837
Andean Resources, Ltd. – Australian Exchange *	Australia	2,167,000	6,369,255
Andean Resources, Ltd. – Canadian Exchange *	Australia	1,933,000	5,861,036
Anglo Platinum, Ltd. *	South Africa	27,526	3,011,620
AngloGold Ashanti, Ltd., ADR	South Africa	500,591	20,954,739
Aquarius Platinum, Ltd.	Bermuda	600,000	3,985,237
Aurizon Mines, Ltd. *	Canada	2,295,700	13,085,354
Avoca Resources, Ltd. *	Australia	3,770,000	7,586,211
Barrick Gold Corp.	Canada	1,614,083	70,293,315
Centamin Egypt, Ltd. *	Australia	500,000	1,053,357
Centerra Gold, Inc. * 144A	Canada	350,000	3,914,156
Centerra Gold, Inc. *	Canada	850,000	9,547,647
CGA Mining, Ltd. *	Australia	1,200,000	2,610,750
Compania de Minas Buenaventura SA, ADR	Peru	854,644	28,109,241
Detour Gold Corp. *	Canada	190,000	3,952,254
Detour Gold Corp. – Canadian Exchange *	Canada	125,000	2,606,320
Eldorado Gold Corp. *	Canada	187,000	2,862,621
Eldorado Gold Corp. – Canadian Exchange *	Canada	4,384,044	67,327,315
Entree Gold, Inc. * + 144A	Canada	525,000	1,421,294
Entree Gold, Inc. * +	Canada	225,000	609,126
Etruscan Resources, Inc. + 144A	Canada	1,800,000	806,261
Exeter Resource Corp. * 144A	Canada	585,000	4,445,954
Exeter Resource Corp. *	Canada	300,000	2,306,556
Extorre Gold Mines, Ltd.	Canada	585,000	1,750,738
Extorre Gold Mines, Ltd. – Canadian Exchange *	Canada	500,000	1,496,358
First Quantum Minerals, Ltd.	Canada	100,500	7,711,134
Franco-Nevada Corp.	Canada	170,000	4,900,177
Franco-Nevada Corp. 144A	Canada	100,000	2,882,457
Freeport-McMoRan Copper & Gold, Inc. *	United States	100,000	7,553,000
Fresnillo plc	United Kingdom	1,100,000	13,415,473

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Gleichen Resources, Ltd. +	Canada	2,130,000	$2,516,243
Gold Fields, Ltd., ADR	South Africa	1,499,196	20,149,194
Goldcorp, Inc.	Canada	846,694	36,602,582
Goldcorp, Inc., Class A	Canada	917,254	39,650,151
Great Basin Gold, Ltd. *	Canada	4,655,200	8,844,788
Guyana Goldfields, Inc. * + 144A	Canada	250,000	1,730,163
Guyana Goldfields, Inc. *	Canada	300,000	2,079,150
Harry Winston Diamond Corp. *	Canada	587,800	6,463,601
Hochschild Mining plc	United Kingdom	899,251	3,426,062
IAMGOLD Corp.	Canada	3,469,044	62,086,257
Impala Platinum Holdings, Ltd.	South Africa	1,019,346	28,710,587
International Minerals Corp. *	Canada	200,700	819,950
Jaguar Mining, Inc. *	Canada	250,000	2,768,754
Kingsgate Consolidated, Ltd.	Australia	450,000	3,544,065
Kinross Gold Corp. – Canadian Exchange	Canada	3,377,467	64,503,701
Lake Shore Gold Corp. *	Canada	1,000,000	3,179,760
Lihir Gold, Ltd.	Papua New Guinea	14,474,162	51,277,122
MAG Silver Corp. *	Canada	200,000	1,525,891
Nautilus Minerals, Inc. *	Canada	254,934	466,802
Newcrest Mining, Ltd.	Australia	2,496,510	75,054,098
Newmont Mining Corp.	United States	741,455	41,580,796
Northam Platinum, Ltd.	South Africa	400,000	2,829,797
Northgate Minerals Corp. *	Canada	1,200,000	3,898,405
Osisko Mining Corp. *	Canada	1,500,000	15,815,121
Pan American Silver Corp. *	Canada	125,000	3,310,000
Randgold Resources, Ltd., ADR	United Kingdom	1,140,000	96,033,600
Red Back Mining, Inc. *	Canada	2,083,007	54,710,206
Red Back Mining, Inc. * 144A	Canada	300,000	7,820,437
Royal Gold, Inc.	United States	360,101	18,429,969
Rubicon Minerals Corp. *	Canada	200,000	797,401
Rubicon Minerals Corp. – Canadian Exchange *	Canada	1,100,000	4,418,193
San Gold Corp. *	Canada	1,350,000	5,781,158
Semafo, Inc. *	Canada	567,300	3,618,925
Semafo, Inc. – Canadian Exchange 144A	Canada	1,293,100	8,236,225
Silver Wheaton Corp. *	Canada	200,000	3,904,000
Silvercorp Metals, Inc.	Canada	461,448	3,784,074
Troy Resources NL + 144A	Canada	95,833	214,157
Troy Resources NL +	Canada	575,000	1,284,948
Ventana Gold Corp. *	Canada	550,000	5,360,307
Ventana Gold Corp. – Private Placement *	Canada	200,000	1,939,358
Yamana Gold, Inc.	Canada	840,537	9,136,637
Yamana Gold, Inc. – Canadian Exchange	Canada	2,622,040	28,626,131

			1,127,850,820

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 0.0%
Electric Utilities 0.0%
Magma Energy Corp. – Private Placement *	Canada	1,000,000	$590,667

Total Common Stocks (cost $537,031,744)			1,133,367,653

PRIVATE PLACEMENT 1.8%
Evergreen Special Investments (Cayman) SPC * ø ° (cost $11,967,323)	Cayman Islands	10,110	21,948,500

WARRANTS 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Agnico-Eagle Mines, Ltd., Expiring 12/2/2013 * + ☐	Canada	17,500	466,667
Etruscan Resources, Inc., Expiring 11/2/2010 *	Canada	217,500	2,141
Franco-Nevada Corp., Expiring 3/13/2012 *	Canada	42,500	194,551
Gleichen Resources, Ltd., Expiring 11/12/2011 *	Canada	532,500	193,961
Great Basin Gold, Ltd., Expiring 10/15/2010 *	Canada	995,250	416,402
Kinross Gold Corp., Expiring 9/3/2013 *	Canada	232,238	761,324
Silver Wheaton Corp., Expiring 9/5/2013 *	Canada	12,950	89,614
U.S. Gold Corp., Expiring 2/22/2011 * +	Canada	250,000	51,683

Total Warrants (cost $1,002,985)			2,176,343

	Country	Principal Amount	Value

OTHER 1.7%
Gold Bullion Securities, Ltd. * ¤ (cost $10,327,228)	United Kingdom	$17,774,800	20,466,118

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $30,153,820)	United States	30,153,820	30,153,820

Total Investments (cost $590,483,100) 99.5%			1,208,112,434
Other Assets and Liabilities 0.5%			5,776,297

Net Assets 100.0%			$1,213,888,731

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

*	Non-income producing security
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
Ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
°	Affiliated company which invests 100% of its assets in gold bullion and is considered illiquid.
¤	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2010:

Canada	58.3%
United Kingdom	11.7%
Australia	8.9%
South Africa	6.4%
United States	5.7%
Papua New Guinea	4.4%
Peru	2.4%
Cayman Islands	1.9%
Bermuda	0.3%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of April 30, 2010:

Common Stocks	96.2%
Private Placement	1.9%
Warrants	0.2%
Other	1.7%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $548,361,957)	$1,156,010,114
Investments in affiliated issuers, at value (cost $42,121,143)	52,102,320

Total investments	1,208,112,434
Foreign currency, at value (cost $600,511)	601,503
Receivable for securities sold	3,552,006
Receivable for Fund shares sold	6,159,379
Dividends receivable	322,185
Prepaid expenses and other assets	120,342

Total assets	1,218,867,849

Liabilities
Payable for securities purchased	3,313,333
Payable for Fund shares redeemed	1,430,579
Advisory fee payable	43,796
Distribution Plan expenses payable	48,805
Due to other related parties	1,672
Accrued expenses and other liabilities	140,933

Total liabilities	4,979,118

Net assets	$1,213,888,731

Net assets represented by
Paid-in capital	$607,459,702
Undistributed net investment loss	(3,139,503)
Accumulated net realized losses on investments	(8,064,918)
Net unrealized gains on investments	617,633,450

Total net assets	$1,213,888,731

Net assets consists of
Class A	$746,087,545
Class B	77,631,602
Class C	332,175,042
Class I	57,994,542

Total net assets	$1,213,888,731

Shares outstanding (unlimited number of shares authorized)
Class A	9,386,801
Class B	1,050,622
Class C	4,530,766
Class I	728,658

Net asset value per share
Class A	$79.48
Class A — Offering price (based on sales charge of 5.75%)	$84.33
Class B	$73.89
Class C	$73.32
Class I	$79.59

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $250,379)	$3,981,631
Income from affiliated issuers	5,169

Total investment income	3,986,800

Expenses
Advisory fee	2,455,349
Distribution Plan expenses
Class A	845,698
Class B	370,775
Class C	1,529,038
Administrative services fee	553,259
Transfer agent fees	806,547
Trustees’ fees and expenses	23,339
Printing and postage expenses	78,300
Custodian and accounting fees	295,414
Registration and filing fees	59,384
Professional fees	54,237
Other	13,238

Total expenses	7,084,578
Less: Expense reductions	(115)

Net expenses	7,084,463

Net investment loss	(3,097,663)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	13,355,917
Foreign currency related transactions	(42,325)

Net realized gains on investments	13,313,592

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	214,487,916
Affiliated issuers	2,461,457
Foreign currency related transactions	36,001

Net change in unrealized gains or losses on investments	216,985,374

Net realized and unrealized gains or losses on investments	230,298,966

Net increase in net assets resulting from operations	$227,201,303

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment loss		$(3,097,663)		$(6,957,527)
Net realized gains or losses on investments		13,313,592		(16,995,570)
Net change in unrealized gains or losses on investments		216,985,374		497,550,518

Net increase in net assets resulting from operations		227,201,303		473,597,421

Distributions to shareholders from
Net realized gains
Class A		0		(13,576,593)
Class B		0		(2,111,553)
Class C		0		(6,665,246)
Class I		0		(754,933)

Total distributions to shareholders		0		(23,108,325)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,618,844	118,868,792	3,406,810	183,722,451
Class B	23,092	1,584,834	258,095	12,098,139
Class C	483,308	32,722,873	1,329,913	67,071,619
Class I	186,232	13,709,213	404,334	21,530,723

		166,885,712		284,422,932

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	289,854	10,327,518
Class B	0	0	46,647	1,561,756
Class C	0	0	141,485	4,700,143
Class I	0	0	20,760	738,231

		0		17,327,648

Automatic conversion of Class B shares to Class A shares
Class A	2,853	213,588	102,070	5,461,599
Class B	(3,059)	(213,588)	(109,011)	(5,461,599)

		0		0

Payment for shares redeemed
Class A	(1,472,148)	(107,406,450)	(2,877,684)	(153,877,402)
Class B	(126,746)	(8,639,191)	(342,773)	(16,969,305)
Class C	(541,466)	(36,219,919)	(1,043,298)	(49,912,521)
Class I	(117,543)	(8,542,375)	(225,117)	(11,618,558)

		(160,807,935)		(232,377,786)

Net increase in net assets resulting from capital share transactions		6,077,777		69,372,794

Total increase in net assets		233,279,080		519,861,890
Net assets
Beginning of period		980,609,651		460,747,761

End of period		$1,213,888,731		$980,609,651

Undistributed net investment loss		$(3,139,503)		$(41,840)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.44% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2010, WFFD and/or EIS received $130,540 from the sale of Class A shares and $47,792, $74,448 and $42,933 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the six months ended April 30, 2010, the Fund invested in a wholly-owned subsidiary. A summary of the transactions with the affiliate for the six months ended April 30, 2010 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special Investments (Cayman) SPC	10,082	28	0	$9,981,177	$21,948,500

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $55,222,610 and $63,234,698, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$865,099,078	$268,268,575	$0	$1,133,367,653
Warrants	1,461,300	248,376	466,667	2,176,343
Private placement	0	21,948,500	0	21,948,500
Other	20,466,118	0	0	20,466,118
Short-term investments	30,153,820	0	0	30,153,820

	$917,180,316	$290,465,451	$466,667	$1,208,112,434

Further details on the major security types listed above can be found in the Schedule of Investments.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants

Balance as of October 31, 2009	$357,471
Realized gains or losses	0
Change in unrealized gains or losses	109,196
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of April 30, 2010	$466,667

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2010	$109,196

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $593,147,905. The gross unrealized appreciation and depreciation on securities based on tax cost was $627,019,592 and $12,055,063, respectively, with a net unrealized appreciation of $614,964,529.

As of October 31, 2009, the Fund had $16,379,638 in capital loss carryovers for federal income tax purposes expiring in 2017.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Precious Metals Fund, which will be a series of Well Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Precious Metals Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

123673 566677 rv7 06/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2010

By:	/s/ Kasey Phillip

Kasey Phillips Principal Financial Officer

Date: June 29, 2010